UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Select Equity Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.1%)

	Consumer Discretionary (9.2%)
92,000	Comcast Corp., Class A	$3,852,960
44,610	DIRECTV(a)	2,748,868
113,600	Lowe’s Cos., Inc.	4,646,240
61,611	Target Corp.	4,242,533
3,472	Time Warner Cable, Inc.	390,530
69,000	Walt Disney Co. (The)	4,357,350

		20,238,481

	Consumer Staples (9.3%)
64,500	Coca-Cola Co. (The)	2,587,095
62,340	CVS Caremark Corp.	3,564,601
34,080	Hain Celestial Group, Inc. (The)(a)	2,214,178
106,080	Mondelez International, Inc., Class A	3,026,462
45,330	PepsiCo, Inc.	3,707,541
34,350	Philip Morris International, Inc.	2,975,397
28,500	Procter & Gamble Co. (The)	2,194,215

		20,269,489

	Energy (13.5%)
49,200	Anadarko Petroleum Corp.	4,227,756
36,240	Chevron Corp.	4,288,642
126,600	Cobalt International Energy, Inc.(a)	3,363,762
54,150	Exxon Mobil Corp.	4,892,453
48,300	Occidental Petroleum Corp.	4,309,809
61,530	Schlumberger, Ltd.	4,409,240
117,510	Valero Energy Corp.	4,085,823

		29,577,485

	Financials (17.9%)
135,060	Bank of New York Mellon Corp. (The)	3,788,433
39,102	Berkshire Hathaway, Inc., Class B(a)	4,376,296
97,600	Citigroup, Inc.	4,681,872
75,600	HSBC Holdings PLC, ADR	3,923,640
105,360	JPMorgan Chase & Co.	5,561,954
96,900	MetLife, Inc.	4,434,144
39,300	PNC Financial Services Group, Inc. (The)	2,865,756
113,660	Wells Fargo & Co.	4,690,748
167,271	Weyerhaeuser Co., REIT	4,765,551

		39,088,394

	Health Care (13.2%)
30,390	C.R. Bard, Inc.	3,302,785
62,700	Express Scripts Holding Co.(a)	3,867,963
78,000	Gilead Sciences, Inc.(a)	3,994,380
37,050	Johnson & Johnson.	3,181,113
119,400	Merck & Co., Inc.	5,546,130
153,330	Pfizer, Inc.	4,294,773
71,700	UnitedHealth Group, Inc.	4,694,916

		28,882,060

	Industrials (11.4%)
21,840	Boeing Co. (The)	2,237,290
47,430	Caterpillar, Inc.	3,912,501
71,800	Fluor Corp.	4,258,458
287,000	General Electric Co.	6,655,530

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials — (continued)
29,400	Honeywell International, Inc.	$2,332,596
69,000	Pentair, Ltd.	3,980,610
6,500	Union Pacific Corp.	1,002,820
24,540	Xylem, Inc.	661,107

		25,040,912

	Information Technology (18.6%)
18,260	Apple, Inc.	7,232,421
163,500	Cisco Systems, Inc.	3,974,685
172,889	EMC Corp.	4,083,638
4,470	Google, Inc., Class A(a)	3,935,254
75,000	Intel Corp.	1,816,500
17,700	International Business Machines Corp.	3,382,647
193,200	Microsoft Corp.	6,671,196
134,900	Oracle Corp.	4,144,128
52,260	QUALCOMM, Inc.	3,192,041
49,200	TE Connectivity, Ltd.	2,240,568

		40,673,078

	Materials (3.1%)
68,100	Mosaic Co. (The)	3,664,461
74,000	Nucor Corp.	3,205,680

		6,870,141

	Telecommunication Services (1.9%)
117,060	AT&T, Inc.	4,143,924

	Total Common Stocks (Cost $165,737,802)	214,783,964

EXCHANGE TRADED FUNDS (1.2%)

97,200	ishares Dow Jones US Home Construction Index Fund	2,175,336
22,920	Market Vectors Gold Miners	559,477

	Total Exchange Traded Funds (Cost $2,973,288)	2,734,813

INVESTMENT COMPANY (1.5%)

3,180,218	Federated Treasury Obligations Fund, Institutional Shares	3,180,218

	Total Investment Company (Cost $3,180,218)	3,180,218

Total Investments — 100.8% (Cost $171,891,308)		220,698,995
Net Other Assets (Liabilities) — (0.8)%		(1,662,194)

NET ASSETS — 100.0%		$219,036,801

(a)	Represents non-income producing security.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.0%)

	Consumer Discretionary (16.9%)
491,182	Ascena Retail Group, Inc.(a)	$8,571,126
1,396,522	Interpublic Group of Cos., Inc. (The)	20,319,395
141,800	Kohl’s Corp.	7,162,318
327,420	Omnicom Group, Inc.	20,584,895
211,826	Universal Technical Institute, Inc.	2,188,163
286,383	Viacom, Inc., Class B	19,488,363

		78,314,260

	Energy (0.4%)
515,126	Forest Oil Corp.(a)	2,106,865

	Financials (30.1%)
122,604	Alexander & Baldwin, Inc.(a)	4,873,509
1,013,475	Annaly Capital Management, Inc., REIT	12,739,381
456,992	Aspen Insurance Holdings, Ltd.	16,949,833
96,253	Assurant, Inc.	4,900,240
338,003	Assured Guaranty, Ltd.	7,456,346
995,400	E*TRADE Financial Corp.(a)	12,601,764
335,585	Endurance Specialty Holdings, Ltd.	17,265,848
56,300	Enstar Group, Ltd.(a)	7,486,774
6,850	Granite REIT	236,668
722,800	Leucadia National Corp.	18,951,816
323,900	Lincoln National Corp.	11,812,633
15,975	Markel Corp.(a)	8,418,026
393,584	Willis Group Holdings PLC	16,050,356

		139,743,194

	Health Care (15.8%)
114,600	Becton Dickinson & Co.	11,325,918
168,313	Covidien PLC	10,576,789
115,728	Laboratory Corp. of America Holdings(a)	11,584,373
336,500	Omnicare, Inc.	16,054,415
190,242	WellPoint, Inc.	15,569,405
106,322	Zimmer Holdings, Inc.	7,967,771

		73,078,671

	Industrials (4.5%)
183,750	AerCap Holdings NV(a)	3,208,275
112,970	General Dynamics Corp.	8,848,940
528,800	UTi Worldwide, Inc.	8,709,336

		20,766,551

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology (27.3%)
901,259	Dice Holdings, Inc.(a)	$8,300,595
121,100	DST Systems, Inc.	7,911,463
771,596	EarthLink, Inc.	4,791,611
271,600	Fidelity National Information Services, Inc.	11,635,344
273,200	Global Payments, Inc.	12,654,624
502,750	Lender Processing Services, Inc.	16,263,963
312,119	Lexmark International, Inc., Class A	9,541,478
270,425	MICROS Systems, Inc.(a)	11,668,839
82,273	MicroStrategy, Inc., Class A(a)	7,154,460
263,200	SAIC, Inc.	3,666,376
397,500	Symantec Corp.	8,931,825
560,500	Western Union Co. (The)	9,590,155
1,570,867	Xerox Corp.	14,247,764

		126,358,497

	Total Common Stocks (Cost $335,294,462)	440,368,038

INVESTMENT COMPANY (4.6%)

21,087,209	Federated Treasury Obligations Fund, Institutional Shares	21,087,209

	Total Investment Company (Cost $21,087,209)	21,087,209

Total Investments — 99.6% (Cost $356,381,671)		461,455,247
Net Other Assets (Liabilities) — 0.4%		1,982,475

NET ASSETS — 100.0%		$463,437,722

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Small Cap Value Diversified Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.3%)

	Consumer Discretionary (13.3%)
6,207	Abercrombie & Fitch Co., Class A	$280,867
17,336	Big 5 Sporting Goods Corp.	380,525
25,180	Bridgepoint Education, Inc.(a)	306,692
19,883	Brown Shoe Co., Inc.	428,081
7,082	Capella Education Co.(a)	294,965
7,657	CEC Entertainment, Inc.	314,243
92,243	Cumulus Media, Inc., Class A(a)	312,704
3,382	Dillard’s, Inc., Class A	277,223
35,916	Entercom Communications Corp., Class A(a)	339,047
70,189	Entravision Communications Corp., Class A	431,662
26,870	EW Scripps Co. (The) Class A(a)	418,635
9,145	GameStop Corp., Class A	384,364
21,761	hhgregg, Inc.(a)	347,523
18,525	Iconix Brand Group, Inc.(a)	544,820
51,009	Journal Communications, Inc., Class A(a)	382,057
32,278	LeapFrog Enterprises, Inc.(a)	317,616
5,057	Lear Corp.	305,746
30,100	LIN TV Corp., Class A(a)	460,530
40,891	Live Nation Entertainment, Inc.(a)	633,811
39,510	Maidenform Brands, Inc.(a)	684,708
6,316	NACCO Industries, Inc., Class A	361,780
12,197	Nexstar Broadcasting Group, Inc., Class A	432,506
40,972	Orbitz Worldwide, Inc.(a)	329,005
6,907	Red Robin Gourmet Burgers, Inc.(a)	381,128
27,726	Ruth’s Hospitality Group, Inc.	334,653
13,701	Scholastic Corp.	401,302
5,491	Sears Hometown and Outlet Stores, Inc.(a)	240,067
11,697	Standard Motor Products, Inc.	401,675
26,728	Stein Mart, Inc.	364,837
31,419	Stoneridge, Inc.(a)	365,717
9,308	Tower International, Inc.(a)	184,205
17,307	Unifi, Inc.(a)	357,736
13,312	Universal Electronics, Inc.(a)	374,467
10,359	Universal Technical Institute, Inc.	107,008
660	Washington Post Co. (The) Class B	319,288

		12,801,193

	Consumer Staples (2.2%)
93,176	Alliance One International, Inc.(a)	354,069
22,605	Farmer Bros. Co.(a)	317,826
184,378	Rite Aid Corp.(a)	527,321
12,647	Safeway, Inc.	299,228
4,457	Sanderson Farms, Inc.	296,034
4,218	USANA Health Sciences, Inc.(a)	305,299

		2,099,777

	Energy (5.1%)
17,354	Alon USA Energy, Inc.	250,939
45,895	Alpha Natural Resources, Inc.(a)	240,490
26,969	Basic Energy Services, Inc.(a)	326,055
9,439	Dawson Geophysical Co.(a)	347,922
5,507	Energen Corp.	287,796
14,889	Exterran Holdings, Inc.(a)	418,679
22,912	Green Plains Renewable Energy, Inc.(a)	305,188
19,243	Nabors Industries, Ltd.	294,610
39,487	Newpark Resources, Inc.(a)	433,962
82,886	Parker Drilling Co.(a)	412,772
14,754	Patterson-UTI Energy, Inc.	285,564
10,847	PBF Energy, Inc.	280,937
11,423	REX American Resources Corp.(a)	328,640
124,224	Teekay Tankers, Ltd., Class A	326,709

Shares		Fair Value
COMMON STOCKS — (continued)

	Energy — (continued)
11,896	Western Refining, Inc.	$333,921

		4,874,184

	Financials (35.6%)
14,493	1st Source Corp.	344,354
18,500	AG Mortgage Investment Trust, Inc., REIT	347,985
3,482	Allied World Assurance Co. Holdings AG	318,638
23,783	American Capital, Ltd.(a)	301,331
27,174	American Equity Investment Life Holding Co.	426,632
6,432	American Financial Group, Inc.	314,589
3,141	American National Insurance Co.	312,435
20,139	Apollo Residential Mortgage, Inc., REIT	331,891
11,447	Argo Group International Holdings, Ltd.	485,238
12,985	Arlington Asset Investment Corp.	347,219
9,052	Aspen Insurance Holdings, Ltd.	335,739
6,282	Assurant, Inc.	319,817
14,500	Assured Guaranty, Ltd.	319,870
6,682	Axis Capital Holdings, Ltd.	305,902
16,976	Banco Latinoamericano de Comercio Exterior SA	380,093
12,072	Banner Corp.	407,913
1,300	Capital Bank Financial Corp., Class A(a)	24,687
2,532	Capital Southwest Corp.	348,986
33,393	CapitalSource, Inc.	313,226
37,886	Capstead Mortgage Corp., REIT	458,421
13,087	Cathay General Bancorp	266,320
61,384	Cedar Realty Trust, Inc., REIT	317,969
19,551	Central Pacific Financial Corp.(a)	351,918
5,332	Coinstar, Inc.(a)	312,828
43,188	Cousins Properties, Inc., REIT	436,199
36,901	Dynex Capital, Inc., REIT	376,021
15,948	Employers Holdings, Inc.	389,929
9,198	Encore Capital Group, Inc.(a)	304,546
6,527	Endurance Specialty Holdings, Ltd.	335,814
8,621	FBL Financial Group, Inc., Class A	375,100
11,521	Federal Agricultural Mortgage Corp., Class C	332,726
1,798	First Citizens BancShares, Inc., Class A	345,306
17,354	First Interstate Bancsystem, Inc.	359,748
21,837	First Merchants Corp.	374,505
24,695	FXCM, Inc., Class A	405,245
29,504	Genworth Financial, Inc., Class A(a)	336,641
73,579	Gramercy Property Trust, Inc., REIT(a)	331,106
12,760	Great Southern Bancorp, Inc.	344,010
23,769	Hanmi Financial Corp.(a)	419,998
12,147	Hatteras Financial Corp., REIT	299,302
7,307	HCC Insurance Holdings, Inc.	315,005
9,864	HCI Group, Inc.	303,022
13,212	Heartland Financial USA, Inc.	363,198
17,629	Horace Mann Educators Corp.	429,795
19,708	Interactive Brokers Group, Inc., Class A	314,737
32,528	KCAP Financial, Inc.	366,265
34,995	Maiden Holdings, Ltd.	392,644
16,929	Manning & Napier, Inc.	300,659
22,475	MBIA, Inc.(a)	299,142
22,862	Medallion Financial Corp.	318,010
25,245	Medley Capital Corp.	342,827
35,287	MFA Financial, Inc., REIT	298,175
17,664	Montpelier Re Holdings, Ltd.	441,777
1,857	National Western Life Insurance Co., Class A	352,551
7,632	Nationstar Mortgage Holdings, Inc.(a)	285,742
5,966	Navigators Group, Inc. (The)(a)	340,301

Sterling Capital Small Cap Value Diversified Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
10,954	Nelnet, Inc., Class A	$395,330
51,911	New York Mortgage Trust, Inc., REIT	351,437
13,304	One Liberty Properties, Inc., REIT	292,156
24,376	OneBeacon Insurance Group, Ltd., Class A	352,964
3,482	PartnerRe, Ltd.	315,330
36,181	PennantPark Investment Corp.	399,800
8,023	Phoenix Cos., Inc. (The)(a)	344,989
10,672	Piper Jaffray Cos.(a)	337,342
9,645	Platinum Underwriters Holdings, Ltd.	551,887
6,182	ProAssurance Corp.	322,453
8,157	Protective Life Corp.	313,310
26,618	Redwood Trust, Inc., REIT	452,506
13,148	Regional Management Corp.(a)	328,700
4,732	Reinsurance Group of America, Inc.	327,029
3,632	RenaissanceRe Holdings, Ltd.	315,221
14,028	Republic Bancorp, Inc., Class A	307,494
66,891	Resource Capital Corp., REIT	411,380
17,236	Sandy Spring Bancorp, Inc.	372,642
12,573	Select Income REIT	352,547
19,062	Solar Capital, Ltd.	440,142
6,932	StanCorp Financial Group, Inc.	342,510
16,956	Sterling Financial Corp.	403,214
13,279	Stewart Information Services Corp.	347,777
32,041	Symetra Financial Corp.	512,336
115,426	Synovus Financial Corp.	337,044
20,061	TCP Capital Corp.	336,423
17,220	Trico Bancshares	367,303
74,770	Two Harbors Investment Corp., REIT	766,393
17,618	Union First Market Bankshares Corp.	362,755
13,803	United Fire Group, Inc.	342,728
46,899	Universal Insurance Holdings, Inc.	332,045
8,597	Validus Holdings, Ltd.	310,524
30,925	Western Alliance Bancorp(a)	489,543
21,850	Western Asset Mortgage Capital Corp., REIT	381,501
515	White Mountains Insurance Group, Ltd.	296,094
54,086	Wilshire Bancorp, Inc.	358,049
3,316	World Acceptance Corp.(a)	288,293
7,623	WR Berkley Corp.	311,476
7,026	WSFS Financial Corp.	368,092
11,246	Zions Bancorporation	324,784

		34,087,590

	Health Care (4.5%)
6,432	Centene Corp.(a)	337,423
22,650	Endocyte, Inc.(a)	297,395
22,888	Kindred Healthcare, Inc.(a)	300,519
28,101	Lannett Co., Inc.(a)	334,683
6,282	LifePoint Hospitals, Inc.(a)	306,813
11,772	Molina Healthcare, Inc.(a)	437,683
7,767	National Healthcare Corp.	371,263
10,114	Owens & Minor, Inc.	342,157
40,986	PDL BioPharma, Inc.	316,412
12,847	Providence Service Corp. (The)(a)	373,719
38,277	Repligen Corp.(a)	315,402
64,565	Sciclone Pharmaceuticals, Inc.(a)	320,242
4,482	United Therapeutics Corp.(a)	295,005

		4,348,716

	Industrials (12.6%)
20,220	AAR Corp.	444,436
8,155	Alamo Group, Inc.	332,887

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials — (continued)
6,007	Alaska Air Group, Inc.(a)	$312,364
2,907	AMERCO	470,643
20,079	Arkansas Best Corp.	460,813
5,407	Barrett Business Services, Inc.	282,299
11,587	Brink’s Co. (The)	295,584
16,729	Coleman Cable, Inc.	302,126
7,607	Consolidated Graphics, Inc.(a)	357,605
2,257	Copa Holdings SA, Class A	295,938
13,704	DigitalGlobe, Inc.(a)	424,961
21,179	Ennis, Inc.	366,185
15,947	Greenbrier Cos., Inc.(a)	388,628
23,641	Heidrick & Struggles International, Inc.	395,278
6,191	Hyster-Yale Materials Handling, Inc.	388,733
19,212	Insteel Industries, Inc.	336,594
14,515	John Bean Technologies Corp.	304,960
35,489	Kimball International, Inc., Class B	344,598
11,962	Multi-Color Corp.	362,927
4,528	National Presto Industries, Inc.	326,152
8,889	Navistar International Corp.(a)	246,759
29,041	Orion Marine Group, Inc.(a)	351,106
8,541	Park-Ohio Holdings Corp.(a)	281,682
27,481	Pike Electric Corp.	338,016
16,604	Quad Graphics, Inc.	400,156
32,613	Republic Airways Holdings, Inc.(a)	369,505
20,712	RPX Corp.(a)	347,962
16,417	Rush Enterprises, Inc., Class A(a)	406,321
11,899	Saia, Inc.(a)	356,613
27,695	SkyWest, Inc.	374,990
14,204	Spirit Aerosystems Holdings, Inc., Class A(a)	305,102
8,964	Terex Corp.(a)	235,753
7,657	Trinity Industries, Inc.	294,335
1,907	UniFirst Corp.	174,014
15,216	Viad Corp.	373,096

		12,049,121

	Information Technology (11.4%)
22,258	Advanced Energy Industries, Inc.(a)	387,512
17,354	AVG Technologies NV(a)	337,535
50,424	Avid Technology, Inc.(a)	296,493
8,847	Avnet, Inc.(a)	297,259
25,686	AVX Corp.	301,811
23,506	Benchmark Electronics, Inc.(a)	472,471
33,939	Black Box Corp.	859,335
27,106	Checkpoint Systems, Inc.(a)	384,634
28,871	CTS Corp.	393,800
13,989	First Solar, Inc.(a)	625,728
6,807	InterDigital, Inc.	303,933
23,041	International Rectifier Corp.(a)	482,479
30,052	IXYS Corp.	332,375
10,481	Lexmark International, Inc., Class A	320,404
28,933	Marvell Technology Group, Ltd.	338,805
47,257	Photronics, Inc.(a)	380,891
13,172	Plexus Corp.(a)	393,711
12,198	Rovi Corp.(a)	278,602
33,110	Sanmina Corp.(a)	475,129
13,062	ScanSource, Inc.(a)	417,984
24,885	Silicon Graphics International Corp.(a)	332,961
29,509	Spansion, Inc., Class A(a)	369,453
20,113	SunPower Corp.(a)	416,339
15,179	Supertex, Inc.	362,930
10,932	SYNNEX Corp.(a)	462,205

Sterling Capital Small Cap Value Diversified Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
197,180	Tellabs, Inc.	$390,416
10,164	Ubiquiti Networks, Inc.	178,277
21,420	Vishay Intertechnology, Inc.(a)	297,524

		10,890,996

	Materials (5.9%)
19,609	A.M. Castle & Co.(a)	309,038
3,732	AEP Industries, Inc.(a)	277,623
16,889	Berry Plastics Group, Inc.(a)	372,740
51,429	Boise, Inc.	439,204
2,532	Domtar Corp.	168,378
60,164	Graphic Packaging Holding Co.(a)	465,669
15,822	Huntsman Corp.	262,012
13,207	Olympic Steel, Inc.	323,571
14,532	OM Group, Inc.(a)	449,329
6,482	Packaging Corp. of America	317,359
16,737	PH Glatfelter Co.	420,099
4,782	Reliance Steel & Aluminum Co.	313,508
30,680	Resolute Forest Products, Inc.(a)	404,056
7,357	Schweitzer-Mauduit International, Inc.	366,967
20,180	Steel Dynamics, Inc.	300,884
15,740	Worthington Industries, Inc.	499,115

		5,689,552

	Telecommunication Services (1.8%)
13,199	Hawaiian Telcom Holdco, Inc.(a)	332,087
17,904	IDT Corp., Class B	334,626
48,276	Iridium Communications, Inc.(a)	374,622
25,420	USA Mobility, Inc.	344,949
131,901	Vonage Holdings Corp.(a)	373,280

		1,759,564

	Utilities (3.9%)
6,968	Chesapeake Utilities Corp.	358,782
13,624	El Paso Electric Co.	481,063
7,941	Empire District Electric Co. (The)	177,164

Shares		Fair Value
COMMON STOCKS — (continued)

	Utilities — (continued)
12,809	IDACORP, Inc.	$611,758
5,382	Integrys Energy Group, Inc.	315,008
24,053	PNM Resources, Inc.	533,736
19,583	Portland General Electric Co.	599,044
8,107	UGI Corp.	317,065
9,740	Westar Energy, Inc.	311,290

		3,704,910

	Total Common Stocks (Cost $92,685,662)	92,305,603

EXCHANGE TRADED FUND (1.0%)

11,600	iShares Russell 2000 Value Index Fund	996,440

	Total Exchange Traded Fund (Cost $1,001,052)	996,440

INVESTMENT COMPANY (3.4%)

3,279,469	Federated Treasury Obligations Fund, Institutional Shares	3,279,469

	Total Investment Company (Cost $3,279,469)	3,279,469

Total Investments — 100.7% (Cost $96,966,183)		96,581,512
Net Other Assets (Liabilities) — (0.7)%		(718,404)

NET ASSETS — 100.0%		$95,863,108

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (88.9%)

	Consumer Discretionary (13.5%)
866,500	Comcast Corp., Class A	$36,289,020
529,000	DIRECTV(a)	32,596,980
2,330,000	Ford Motor Co.	36,045,100

		104,931,100

	Consumer Staples (2.3%)
623,000	Mondelez International, Inc., Class A	17,774,190

	Energy (12.6%)
390,000	Apache Corp.	32,693,700
186,000	EOG Resources, Inc.	24,492,480
677,000	Halliburton Co.	28,244,440
388,565	Williams Cos., Inc. (The)	12,616,706

		98,047,326

	Financials (2.6%)
319,000	Capital One Financial Corp.	20,036,390

	Health Care (17.8%)
611,300	Agilent Technologies, Inc.	26,139,188
401,870	Merck & Co., Inc.	18,666,861
951,650	Myriad Genetics, Inc.(a)	25,570,836
784,000	Teva Pharmaceutical Industries, Ltd., ADR	30,732,800
558,000	UnitedHealth Group, Inc.	36,537,840

		137,647,525

	Industrials (9.6%)
689,500	ADT Corp. (The)(a)	27,476,575
140,000	FedEx Corp.	13,801,200
499,492	Nielsen Holdings NV	16,777,936
242,000	Ryder System, Inc.	14,711,180
55,000	Xylem, Inc.	1,481,700

		74,248,591

	Information Technology (28.4%)
560,000	Akamai Technologies, Inc.(a)	23,828,000

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
68,700	Apple, Inc.	$27,210,696
819,000	Broadcom Corp., Class A(b)	27,649,440
655,000	Check Point Software Technologies, Ltd.(a)	32,540,400
1,501,000	Cisco Systems, Inc.	36,489,310
585,000	eBay, Inc.(a)(b)	30,256,200
460,000	Intuit, Inc.	28,073,800
783,861	Nuance Communications, Inc.(a)	14,407,365

		220,455,211

	Materials (2.1%)
1,727,000	Yamana Gold, Inc.	16,423,770

	Total Common Stocks (Cost $555,887,266)	689,564,103

INVESTMENT COMPANY (10.5%)

81,211,998	Federated Treasury Obligations Fund, Institutional Shares	81,211,998

	Total Investment Company (Cost $81,211,998)	81,211,998

Total Investments — 99.4% (Cost $637,099,264)		770,776,101
Net Other Assets (Liabilities) — 0.6%		4,868,957

NET ASSETS — 100.0%		$775,645,058

(a)	Represents non-income producing security.
(b)	Security held as collateral for written call option.

ADR — American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (89.2%)

	Consumer Discretionary (13.6%)
457,000	McDonald’s Corp.	$45,243,000
564,000	Omnicom Group, Inc.	35,458,680
1,008,000	Pearson PLC, ADR	18,053,280
842,000	Target Corp.	57,980,120
607,000	Time Warner Cable, Inc.	68,275,360

		225,010,440

	Consumer Staples (10.6%)
1,113,000	General Mills, Inc.	54,013,890
565,000	PepsiCo, Inc.	46,211,350
283,000	Philip Morris International, Inc.	24,513,460
1,272,000	Unilever PLC, ADR	51,452,400

		176,191,100

	Energy (21.9%)
360,000	Chevron Corp.	42,602,400
1,106,000	Ensco PLC, Class A	64,280,720
77,000	Kinder Morgan Management LLC(a)	6,436,459
1,434,000	Kinder Morgan, Inc.	54,707,100
1,027,196	Natural Resource Partners LP	21,129,422
715,000	Occidental Petroleum Corp.	63,799,450
183,000	Royal Dutch Shell PLC, Class A, ADR	11,675,400
320,000	Royal Dutch Shell PLC, Class B, ADR	21,206,400
1,858,200	Spectra Energy Corp.	64,033,572
275,000	Teekay LNG Partners LP	12,017,500

		361,888,423

	Financials (8.4%)
112,000	BlackRock, Inc.	28,767,200
1,299,000	MetLife, Inc.	59,442,240
634,500	Travelers Cos., Inc. (The)	50,709,240

		138,918,680

	Health Care (14.9%)
688,000	Abbott Laboratories	23,997,440
645,538	AbbVie, Inc.	26,686,541
858,000	Baxter International, Inc.	59,433,660
745,000	Novartis AG, ADR	52,678,950

Shares		Fair Value
COMMON STOCKS — (continued)

	Health Care — (continued)
1,259,000	Pfizer, Inc.	$35,264,590
594,005	WellPoint, Inc.	48,613,369

		246,674,550

	Industrials (4.8%)
847,000	Emerson Electric Co.	46,195,380
385,000	United Parcel Service, Inc., Class B	33,294,800

		79,490,180

	Information Technology (12.5%)
2,140,000	Intel Corp.	51,830,800
1,584,000	Maxim Integrated Products, Inc.	44,003,520
1,430,960	Microsoft Corp.	49,411,049
1,004,000	QUALCOMM, Inc.	61,324,320

		206,569,689

	Materials (2.5%)
1,094,000	Potash Corp. of Saskatchewan, Inc.	41,714,220

	Total Common Stocks (Cost $1,201,758,331)	1,476,457,282

INVESTMENT COMPANY (10.4%)

172,156,750	Federated Treasury Obligations Fund, Institutional Shares	172,156,750

	Total Investment Company (Cost $172,156,750)	172,156,750

Total Investments — 99.6% (Cost $1,373,915,081)		1,648,614,032
Net Other Assets (Liabilities) — 0.4%		6,709,916

NET ASSETS — 100.0%		$1,655,323,948

(a)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (13.3%)

$203,000	Ally Auto Receivables Trust, Series 2012-1, Class A3, 0.930%, 2/16/16	$203,487
500,000	Ally Auto Receivables Trust, Series 2011-2, Class A4, 1.980%, 4/15/16	506,919
500,000	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class A2, 0.680%, 10/11/16	499,501
405,000	AmeriCredit Automobile Receivables Trust, Series 2011-5, Class B, 2.450%, 12/8/16	412,715
260,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-1A, Class A, 1.850%, 11/20/14(a)	260,870
560,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-2A, Class A, 2.370%, 11/20/14(a)	569,192
225,336	CarMax Auto Owner Trust, Series 2011-1, Class A3, 1.290%, 9/15/15	225,917
500,000	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.900%, 11/15/18(a)	528,271
121,654	Countrywide Asset-Backed Certificates, Series 2005-6, Class M1, 0.683%, 12/25/35(b)	120,955
410,449	First Frankin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.643%, 3/25/35(b)	407,865
445,000	Hertz Vehicle Financing, LLC, Series 2010-1A, Class A1, 2.600%, 2/25/15(a)	448,517
193,434	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.383%, 1/25/36(b)	188,033
181,158	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.453%, 11/25/35(b)	177,652
238,200	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.693%, 3/25/35(b)	236,991
378,000	Santander Drive Auto Receivables Trust, Series 2012-1, Class A3, 1.490%, 10/15/15	380,060
500,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class A2, 0.550%, 9/15/16	499,421
480,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class A3, 0.830%, 12/15/16	480,574
407,919	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A2, 0.330%, 7/20/15	407,570
264,952	World Omni Auto Receivables Trust, Series 2012-A, Class A2, 0.520%, 6/15/15	264,961

	Total Asset Backed Securities (Cost $6,835,677)	6,819,471

COLLATERALIZED MORTGAGE OBLIGATIONS (1.1%)

447,525	Freddie Mac, Series 3944, Class LB, 2.000%, 2/15/25	452,512
123,540	Freddie Mac, Series 3128, Class BE, 5.000%, 5/15/33	125,862

	Total Collateralized Mortgage Obligations (Cost $579,402)	578,374

COMMERCIAL MORTGAGE-BACKED SECURITIES (7.7%)

200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class B, 4.665%, 11/10/38(b)	204,798

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$138,646	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.743%, 6/10/39(b)	$142,706
300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(b)	313,624
324,461	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, 4.750%, 2/13/46(b)	336,180
150,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(b)	159,402
248,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(b)	255,862
300,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.894%, 12/5/31(a)(b)	298,492
240,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(b)	251,699
200,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	209,728
200,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.043%, 11/8/29(a)(b)	197,866
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.973%, 4/15/30(a)(b)	498,612
500,000	JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-FL3, Class A2, 0.893%, 4/15/28(a)(b)	498,291
185,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805%, 6/12/43(b)	194,302
400,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C8, Class E, 5.495%, 11/15/35(b)	404,620

	Total Commercial Mortgage-Backed Securities (Cost $4,025,050)	3,966,182

CORPORATE BONDS (56.8%)

	Consumer Discretionary (4.1%)
485,000	Daimler Finance North America, LLC, 1.875%, 9/15/14(a)	489,279
370,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 4.750%, 10/1/14	387,196
410,000	NBCUniversal Media, LLC, 2.100%, 4/1/14	414,938
335,000	Nordstrom, Inc., 6.750%, 6/1/14	352,796
255,000	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	259,463
220,000	Volkswagen International Finance NV, 1.625%, 8/12/13(a)	220,262

		2,123,934

	Consumer Staples (2.5%)
455,000	Altria Group, Inc., 8.500%, 11/10/13	467,463
485,000	Mondelez International, Inc., 5.250%, 10/1/13	490,687
310,000	SABMiller Holdings, Inc., 1.850%, 1/15/15(a)	314,512

		1,272,662

	Energy (6.4%)
310,000	Cameron International Corp., 1.600%, 4/30/15	312,162

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$360,000	Canadian Natural Resources, Ltd., 1.450%, 11/14/14	$362,911
295,000	EnCana Holdings Finance Corp., 5.800%, 5/1/14	306,632
330,000	Energy Transfer Partners LP, 8.500%, 4/15/14	349,115
450,000	Enterprise Products Operating, LLC, Series G, 5.600%, 10/15/14	476,369
470,000	Kinder Morgan Energy Partners LP, 5.000%, 12/15/13	478,885
360,000	Petrobras International Finance Co. - PifCo, 2.875%, 2/6/15	363,245
305,000	Spectra Energy Capital, LLC, 5.900%, 9/15/13	308,114
315,000	TransCanada PipeLines, Ltd., 0.875%, 3/2/15	315,274

		3,272,707

	Financials (25.9%)
265,000	ABN AMRO Bank NV, 3.000%, 1/31/14(a)	268,195
265,000	American Express Credit Corp., Series C, 7.300%, 8/20/13	267,420
290,000	American International Group, Inc., 3.750%, 11/30/13(a)	293,578
355,000	Axis Capital Holdings, Ltd., 5.750%, 12/1/14	376,280
675,000	Bank of America Corp., MTN, 7.375%, 5/15/14	710,157
310,000	Barclays Bank PLC, 2.375%, 1/13/14	312,579
300,000	BNP Paribas SA, 3.250%, 3/11/15	309,726
300,000	Capital One Financial Corp., 6.250%, 11/15/13	306,307
705,000	Citigroup, Inc., 5.000%, 9/15/14	732,655
200,000	CME Group, Inc., 5.750%, 2/15/14	206,184
361,000	CNA Financial Corp., 5.850%, 12/15/14	384,018
150,000	Colonial Realty LP, 6.250%, 6/15/14	156,925
225,000	Commonwealth Bank of Australia, 1.003%, 3/17/14(a)(b)	226,116
180,000	Duke Realty LP, REIT, 5.400%, 8/15/14	188,210
250,000	Fixed Income Trust for Prudential Financial, Inc., 0.000%, 6/1/14	247,176
380,000	Ford Motor Credit Co., LLC, 7.000%, 10/1/13	385,591
350,000	General Electric Capital Corp., 5.900%, 5/13/14	366,527
575,000	Goldman Sachs Group, Inc. (The), 3.300%, 5/3/15	592,666
360,000	HCP, Inc., REIT, 2.700%, 2/1/14	363,595
348,000	Health Care REIT, Inc., 6.000%, 11/15/13	354,563
247,000	HSBC Finance Corp., 4.750%, 7/15/13	247,326
410,000	ING Bank NV, 2.000%, 9/25/15(a)	413,477
365,000	Jefferies Group, LLC, 5.875%, 6/8/14	377,775
695,000	JPMorgan Chase & Co., 5.125%, 9/15/14	729,169
250,000	KeyBank NA, BKNT, 5.800%, 7/1/14	261,446
400,000	Kimco Realty Corp., MTN, REIT, 4.820%, 6/1/14	413,801
337,000	Macquarie Group, Ltd., 7.300%, 8/1/14(a)	355,413
555,000	Morgan Stanley, 2.875%, 1/24/14	560,766
75,000	Morgan Stanley, 2.875%, 7/28/14	76,385
355,000	PNC Funding Corp., 3.000%, 5/19/14	362,238
247,000	Prudential Financial, Inc., MTN, Series B, 4.500%, 7/15/13	247,228
250,000	Simon Property Group LP, REIT, 6.750%, 5/15/14	259,066
415,000	UBS AG, 2.250%, 1/28/14	418,993
210,000	Union Bank NA, 1.224%, 6/6/14(b)	211,262
576,000	Wachovia Corp., 5.250%, 8/1/14	601,649

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$455,000	WT Finance Aust Pty, Ltd./Westfield Capital/WEA Finance, LLC, 5.125%, 11/15/14(a)	$483,939
184,000	XL Group PLC, 5.250%, 9/15/14	193,070

		13,261,471

	Health Care (3.1%)
310,000	Agilent Technologies, Inc., 2.500%, 7/15/13	310,192
190,000	DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	198,313
255,000	Express Scripts Holding Co., 2.750%, 11/21/14	260,609
280,000	Mylan, Inc., 7.625%, 7/15/17(a)	310,019
200,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(a)	206,000
315,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	317,101

		1,602,234

	Industrials (4.1%)
416,000	Equifax, Inc., 4.450%, 12/1/14	434,605
250,000	Iron Mountain, Inc., 8.000%, 6/15/20	260,050
390,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 2.500%, 7/11/14(a)	395,558
305,000	Roper Industries, Inc., 6.625%, 8/15/13	307,015
365,000	Tyco Electronics Group SA, 1.600%, 2/3/15	367,614
330,000	Waste Management, Inc., 6.375%, 3/11/15	359,496

		2,124,338

	Information Technology (0.7%)
330,000	Hewlett-Packard Co., 1.250%, 9/13/13	330,111

	Materials (5.2%)
410,000	Anglo American Capital PLC, 9.375%, 4/8/14(a)	434,612
250,000	ArcelorMittal USA, LLC, 6.500%, 4/15/14	259,386
385,000	Barrick Gold Financeco, LLC, GMTN, 6.125%, 9/15/13	388,811
355,000	Ecolab, Inc., 2.375%, 12/8/14	362,057
390,000	Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/15	388,195
440,000	Rio Tinto Finance USA, Ltd., 8.950%, 5/1/14	468,895
360,000	Xstrata Finance Canada, Ltd., 2.050%, 10/23/15(a)	360,114

		2,662,070

	Telecommunication Services (3.9%)
305,000	America Movil SAB de CV, 5.500%, 3/1/14	313,549
395,000	AT&T, Inc., 5.100%, 9/15/14	415,034
150,000	Crown Castle Towers, LLC, 4.523%, 1/15/15(a)	157,004
305,000	Deutsche Telekom International Finance BV, 5.875%, 8/20/13	307,087
340,000	Qwest Corp., 7.500%, 10/1/14	365,963
220,000	Verizon New England, Inc., Series C, 4.750%, 10/1/13	222,276
210,000	Vodafone Group PLC, 5.000%, 12/16/13	214,242

		1,995,155

	Utilities (0.9%)
465,000	Duke Energy Corp., 6.300%, 2/1/14	479,800

	Total Corporate Bonds (Cost $29,190,787)	29,124,482

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (21.1%)

	Alaska (0.5%)
$100,000	Alaska Housing Finance Corp., State Capital Project, Refunding Revenue, Series A (NATL-RE), 4.000%, 12/1/13	$101,571
150,000	City of Valdez, AK, School Improvements, G.O., 2.000%, 6/30/13	150,015

		251,586

	Arizona (0.4%)
200,000	Yuma County Library District, Public Improvements, G.O. (XLCA), 4.000%, 7/1/13	200,058

	California (3.1%)
100,000	Alameda County Joint Powers Authority, Juvenile Justice Facilities, Correctional Facility Improvements Revenue, Series D (XLCA), 5.000%, 12/1/13	101,970
100,000	California Infrastructure & Economic Development Bank, Salvation Army Western, Refunding Revenue (AMBAC), 4.000%, 9/1/13	100,628
100,000	California State Public Works Board, Department of Corrections & Rehab, Refunding Revenue, Series J (AMBAC), 4.000%, 1/1/14	101,837
100,000	California State, Variable Purpose, Refunding G.O., Taxable, 3.750%, 10/1/13	100,790
175,000	Long Beach Bond Finance Authority, Aquarium of The Pacific, Refunding Revenue, 3.000%, 11/1/13	176,554
125,000	Los Angeles County Public Works Financing Authority, L.A. Regulatory Park & Open Space, Special Assessment, Refunding Revenue (AGM), 5.000%, 10/1/13	126,524
100,000	Los Angeles Municipal Improvement Corp., Capital Equipment, Refunding Revenue, Series A, 3.500%, 9/1/13	100,546
100,000	Los Angeles Unified School District, CA, Refunding G.O. (NATL-RE), 5.750%, 7/1/13	100,046
100,000	Modesto Irrigation District, Electric Light & Power Improvements, Refunding Certificate of Participation, Series A, Callable 7/1/13 @ 100 (NATL-RE), 5.000%, 7/1/22	100,040
100,000	M-S-R Public Power Agency, Subordinate Lien, Refunding Revenue, Series O, 4.000%, 7/1/13	100,031
300,000	Orange County, CA, Pension Obligations, Refunding Revenue, Series A, Taxable, 0.680%, 2/1/14	299,757
100,000	Sacramento Unified School District, CA, Election 1999, School Improvements, G.O., Series D, Callable 7/1/13 @100 (AGM), 5.000%, 7/1/24	100,040
100,000	Sacramento Unified School District, CA, Election 2002, School Improvements, G.O. (NATL-RE), 5.000%, 7/1/13	100,039

		1,608,802

	Connecticut (0.2%)
100,000	City of Hartford, CT, Prerefunded, School Improvements, G.O., Series A (AMBAC), 5.000%, 8/15/13	100,614

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Delaware (1.0%)
$500,000	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Refunding Revenue, 4.000%, 7/1/14	$508,200

	Florida (3.1%)
250,000	Broward County Airport System, FL, Unrefunded, Port, Airport & Marina Improvements Revenue, Series L (AMBAC), 5.000%, 10/1/13	252,985
300,000	City of Cape Coral Water & Sewer, FL, Refunding Revenue, Series A (AGM), 3.000%, 10/1/13	301,890
265,000	Florida Department of Management Services, Correctional Facility Improvements, Certificate of Participation, Series B, 5.000%, 8/1/13	266,150
100,000	Florida Municipal Power Agency, All Requirements Power Supply, Electric Light & Power Improvements Revenue, Series A (AGM), OID, 3.750%, 10/1/13	100,861
150,000	Florida State, Public School Improvements, Lottery Revenue, Series A, Callable 7/1/13 @ 101 (NATL-RE), 5.000%, 7/1/14	151,559
125,000	Greater Orlando Aviation Authority, FL, Refunding Revenue, Series B, Taxable, 4.780%, 10/1/14	130,731
385,000	Hillsborough County Aviation Authority, Tampa International Airport, Refunding Revenue, Series A (AGM), 5.500%, 10/1/13	390,201

		1,594,377

	Hawaii (0.2%)
125,000	Hawaii State, Public Improvements, G.O., Series DA (NATL-RE), OID, 4.000%, 9/1/13	125,829

	Illinois (1.1%)
100,000	Chicago Board of Education, Dedicated Refunding Revenue, G.O., Series D, 4.000%, 12/1/13	101,574
150,000	City of Chicago, IL, Wastewater Transmission Revenue, 2nd Lien, Sewer Improvements, 3.000%, 1/1/14	152,040
300,000	Illinois State, Pension Funding, G.O., Taxable, 4.071%, 1/1/14	304,428

		558,042

	Kansas (0.2%)
100,000	Kansas Development Finance Authority, Department of Administration, Comprehensive Program Transit Improvements, Revenue, Series A (NATL-RE, FGIC), 5.000%, 11/1/13	101,619

	Massachusetts (0.4%)
225,000	Massachusetts Health & Educational Facilities Authority, Worcester City Campus Corp., University & College Improvements Revenue, Series E (NATL-RE, FGIC), 4.500%, 10/1/13	227,313

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Michigan (0.9%)
$450,000	Michigan State Hospital Finance Authority, Oakwood Obligated Group, Refunding Revenue, Callable 11/1/13 @ 100, 5.500%, 11/1/13	$457,997

	Minnesota (0.4%)
200,000	Osseo, MN, Independent School District #279, School Building, Refunding Revenue G.O., Series A (AGM, School District Credit Enhancement Program), 5.000%, 2/1/14	205,682

	New Jersey (1.4%)
200,000	New Jersey Educational Facilities Authority, Higher Education, Capital Improvement Refunding Revenue, Series A, (AGM), 5.000%, 9/1/13	201,656
190,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation, Health, Hospital, Nursing Home Improvements Revenue, Series A, 5.000%, 10/1/13	192,213
320,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital, Refunding Revenue, 4.000%, 7/1/14	330,163

		724,032

	New Mexico (0.2%)
100,000	Las Cruces, NM, School District No 2, School Building Improvements, G.O. (NATL-RE, State Aid Withholding), 4.000%, 8/1/13	100,342

	New York (2.0%)
20,000	City of New York, NY, Prerefunded, Refunding G.O., Series G, 4.000%, 8/1/13	20,069
80,000	City of New York, NY, Unrefunded, Refunding G.O., Series G, 4.000%, 8/1/13	80,277
250,000	Dutchess County Industrial Development Agency, Bard College Civic Facilities, Refunding Revenue, Series A1, 5.000%, 8/1/13	250,903
160,000	Long Island Power Authority, Electric Light & Power Improvements Revenue, Series C, Callable 9/1/13 @100, OID, 5.000%, 9/1/22	161,325
150,000	New York State Dormitory Authority, Economic Development & Housing Improvements, Revenue, Series A, OID, 5.500%, 12/15/13	153,471
370,000	New York State Dormitory Authority, Mount Sinai Hospital, Health, Hospital, Nursing Home Improvements Revenue, Series A, 4.000%, 7/1/14	382,895

		1,048,940

	North Carolina (1.4%)
250,000	Iredell County, NC, Public Facilities Project Improvements, Certificate of Participation (AMBAC), 5.000%, 10/1/13	253,015
275,000	New Hanover County, NC, New Hanover Regional Medical Center, Refunding Revenue, 4.000%, 10/1/13	277,494

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$160,000	University of North Carolina at Chapel Hill, Refunding Revenue, Series A, 5.000%, 2/1/14	$163,803

		694,312

	Ohio (0.2%)
100,000	Ohio State Building Authority, State Facilities, Administration Building Fund Project, Refunding Revenue, Series B (NATL-RE), 5.000%, 10/1/13	101,245

	Oregon (1.7%)
565,000	Clackamas County Hospital Facility Authority, Legacy Health System, Health, Hospital Nursing Home Improvements Revenue, Series A, 3.500%, 7/15/13	565,791
170,000	Oregon Community College Districts, Pension Funding, G.O., Taxable (AGM), 4.747%, 6/30/13	170,031
125,000	Oregon State Health & Science University Refunding Revenue, Series A, 2.000%, 7/1/13	125,016

		860,838

	South Carolina (0.4%)
100,000	South Carolina State Transportation Infrastructure Bank, Refunding Revenue, Series A, 3.000%, 10/1/13	100,708
100,000	South Carolina State Transportation Infrastructure Bank, Refunding Revenue, Series A, 5.000%, 10/1/13	101,224

		201,932

	Texas (0.8%)
100,000	City of Houston, TX, Refunding Revenue, Series A, 5.000%, 9/1/13	100,819
100,000	City of Houston, TX, Refunding Revenue, Series B, 5.000%, 9/1/13	100,819
200,000	Harris County, TX, Health Facilities Development Authority, Memorial Hermann Healthcare System, Health, Hospital, Nursing Home Improvements Revenue, Series A, 5.250%, 12/1/13	203,966

		405,604

	Virginia (1.0%)
300,000	Lynchburg Economic Development Authority, Refunding Revenue, 3.000%, 9/1/13	300,999
200,000	Virginia Resources Authority, Clean Water State Revolving Fund, Subordinate, Water Utility Improvements Revenue, 4.000%, 10/1/13	201,936

		502,935

	Wisconsin (0.5%)
250,000	Wisconsin Public Power, Inc., Electric Light & Power Improvements, Refunding Revenue, Series A (AGM), 4.000%, 7/1/13	250,075

	Total Municipal Bonds (Cost $10,827,564)	10,830,374

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (0.5%)

230,752	Federated Treasury Obligations Fund, Institutional Shares	$230,752

	Total Investment Company (Cost $230,752)	230,752

Total Investments — 100.5% (Cost $51,689,232)		51,549,635
Net Other Assets (Liabilities) — (0.5)%		(249,756)

NET ASSETS — 100.0%		$51,299,879

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2013. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BKNT — Bank Note

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

NATL — National

OID — Original Issue Discount

RE — Reinsurance

REIT — Real Estate Investment Trust

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Short-Term Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (6.6%)

$595,000	AmeriCredit Automobile Receivables Trust, Series 2011-5, Class B, 2.450%, 12/8/16	$606,334
323,496	Argent Securities, Inc. Pass Through Certificates, Series 2005-W4, Class A2C, 0.493%, 2/25/36(a)	320,307
310,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-1A, Class A, 1.850%, 11/20/14(b)	311,037
310,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-2A, Class A, 2.370%, 11/20/14(b)	315,088
700,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-1A, Class A, 2.054%, 8/20/16(b)	711,085
900,000	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.900%, 11/15/18(b)	950,888
603,710	First Frankin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.643%, 3/25/35(a)	599,909
283,703	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.383%, 1/25/36(a)	275,781
166,153	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.453%, 11/25/35(a)	162,937
522,503	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.693%, 3/25/35(a)	519,852

	Total Asset Backed Securities (Cost $4,787,126)	4,773,218

COLLATERALIZED MORTGAGE OBLIGATIONS (5.2%)

729,000	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	732,149
224,592	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	232,831
283,807	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	292,128
479,233	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	498,364
402,387	Fannie Mae, Series 2012-121, Class NA, 3.000%, 11/25/42	416,529
353,850	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	376,533
261,248	Freddie Mac, Series 3414, Class A, 4.500%, 7/15/22	266,164
119,338	Freddie Mac, Series 3591, Class A, 4.000%, 1/15/23	121,553
258,923	PHHMC Trust, Series 2007-6, Class A1, 5.733%, 12/18/37(a)	267,560
297,800	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	315,766
191,950	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	199,728

	Total Collateralized Mortgage Obligations (Cost $3,704,452)	3,719,305

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (19.7%)

$604,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	$669,899
475,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/46	521,227
475,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	522,836
554,585	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.743%, 6/10/39(a)	570,823
250,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.403%, 11/10/42(a)	262,832
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	208,757
600,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(a)	627,248
167,873	Bear Stearns Commercial Mortgage Securities Trust, Series 2003-T12, Class A4, 4.680%, 8/13/39(a)	168,372
500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	527,909
154,743	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, 4.750%, 2/13/46(a)	160,332
475,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	522,897
515,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	568,504
475,000	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.939%, 3/15/49(a)	520,068
396,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	420,821
603,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	622,116
500,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.894%, 12/5/31(a)(b)	497,487
360,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(a)	377,549
200,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	.209,728
475,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	507,775
420,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.043%, 11/8/29(a)(b)	415,519
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42.	630,776
300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.973%, 4/15/30(a)(b)	299,167
429,801	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	473,859

Continued

Sterling Capital Short-Term Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$700,000	JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-FL3, Class A2, 0.893%, 4/15/28(a)(b)	$697,607
500,000	LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/39(a)	547,859
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	520,509
487,043	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4, 5.731%, 7/12/44(a)	538,204
600,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	639,016
424,784	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	458,904
500,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C8, Class E, 5.495%, 11/15/35(a)	505,775

	Total Commercial Mortgage-Backed Securities (Cost $14,490,779)	14,214,375

CORPORATE BONDS (60.1%)

	Consumer Discretionary (3.2%)
205,000	Daimler Finance North America, LLC, 2.625%, 9/15/16(b)	210,399
260,000	Delphi Corp., 5.875%, 5/15/19	276,250
250,000	DIRECTV Holdings, LLC/DIRECTV Financing Co. Inc., 3.550%, 3/15/15	259,543
280,000	Interpublic Group of Cos., Inc. (The), 10.000%, 7/15/17	294,756
420,000	NBCUniversal Media, LLC, 3.650%, 4/30/15.	441,310
250,000	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	254,375
525,000	Volkswagen International Finance NV, 1.150%, 11/20/15(b)	526,229

		2,262,862

	Consumer Staples (1.6%)
250,000	ConAgra Foods, Inc., 1.350%, 9/10/15	251,712
425,000	Kraft Foods Group, Inc., 1.625%, 6/4/15	429,532
280,000	Lorillard Tobacco Co., 3.500%, 8/4/16	292,726
200,000	SABMiller Holdings, Inc., 1.850%, 1/15/15(b)	202,911

		1,176,881

	Energy (8.0%)
330,000	Boardwalk Pipelines LP, 5.875%, 11/15/16.	367,950
410,000	BP Capital Markets PLC, 2.248%, 11/1/16	419,857

280,000	Cameron International Corp., 1.600%, 4/30/15	281,953
315,000	Chesapeake Energy Corp., 3.250%, 3/15/16	313,425
200,000	CNOOC Finance 2013, Ltd., 1.125%, 5/9/16	196,760
250,000	Denbury Resources, Inc., 8.250%, 2/15/20	270,000
410,000	El Paso Natural Gas Co., LLC, 5.950%, 4/15/17	463,710
345,000	Energy Transfer Partners LP, 8.500%, 4/15/14	364,983
320,000	Enterprise Products Operating, LLC, Series G, 5.600%, 10/15/14	338,751
400,000	Hess Corp., 7.000%, 2/15/14	414,364
325,000	ONEOK Partners LP, 6.150%, 10/1/16	370,517

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$ 429,000	Petrobras International Finance Co. - PifCo, 2.875%, 2/6/15	$432,867
300,000	Petrohawk Energy Corp., 7.875%, 6/1/15	306,450
265,000	Plains Exploration & Production Co., 7.625%, 4/1/20	292,889
325,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.875%, 12/1/18	342,063
250,000	Schlumberger Norge AS, 1.950%, 9/14/16(b)	254,721
300,000	Transcontinental Gas Pipe Line Co., LLC, 6.400%, 4/15/16	340,408

		5,771,668

	Financials (33.9%)
500,000	ABN AMRO Bank NV, 1.375%, 1/22/16(b)	495,750
255,000	Aflac, Inc., 3.450%, 8/15/15	268,094
400,000	American Express Credit Corp., MTN, 1.750%, 6/12/15	405,428
410,000	American Honda Finance Corp., 1.000%, 8/11/15(b)	410,663
450,000	American International Group, Inc., 3.000%, 3/20/15	463,756
184,000	Associated Banc-Corp., 1.875%, 3/12/14	184,324

325,000	Axis Capital Holdings, Ltd., 5.750%, 12/1/14	344,482
1,000,000	Bank of America Corp., 5.750%, 12/1/17	1,111,375
350,000	Capital One Financial Corp., 1.000%, 11/6/15	345,253
238,000	CBRE Services, Inc., 6.625%, 10/15/20	251,090
260,000	CIT Group, Inc., 4.750%, 2/15/15(b)	264,225
1,000,000	Citigroup, Inc., 1.975%, 5/15/18(a)	1,029,170
395,000	CNA Financial Corp., 6.500%, 8/15/16	447,485
300,000	CNH Capital, LLC, 3.875%, 11/1/15	301,500
500,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 2.125%, 10/13/15	511,697
290,000	Duke Realty LP, REIT, 7.375%, 2/15/15	316,507
250,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	272,788
550,000	Ford Motor Credit Co., LLC, 7.000%, 4/15/15	596,261
948,000	General Electric Capital Corp., MTN, 5.625%, 9/15/17	1,073,771
130,000	General Motors Financial Co., Inc., 2.750%, 5/15/16(b)	127,887
1,080,000	Goldman Sachs Group, Inc. (The), 3.300%, 5/3/15	1,113,181
390,000	HCP, Inc., MTN, REIT, 6.300%, 9/15/16	442,962
325,000	Health Care REIT, Inc., 4.700%, 9/15/17	353,157
454,000	Host Hotels & Resorts LP, REIT, 5.875%, 6/15/19	488,094
500,000	HSBC USA, Inc., 2.375%, 2/13/15	510,941
325,000	ING Bank NV, 2.000%, 9/25/15(b)	327,756
360,000	Jefferies Group, LLC, 5.500%, 3/15/16.	387,000
935,000	JPMorgan Chase Bank NA, BKNT, 6.000%, 10/1/17	1,065,050
280,000	KeyCorp., MTN, 3.750%, 8/13/15	294,885
400,000	Kimco Realty Corp., REIT, MTN, 5.584%, 11/23/15	437,774
385,000	Loews Corp., 5.250%, 3/15/16	422,148
305,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	326,804
390,000	Manulife Financial Corp., 3.400%, 9/17/15	407,466
335,000	MetLife Institutional Funding II, 1.625%, 4/2/15(b)	339,245
880,000	Morgan Stanley, 4.750%, 3/22/17	933,377
625,000	PNC Bank NA, 0.800%, 1/28/16	620,823

Continued

Sterling Capital Short-Term Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$350,000	Principal Financial Group, Inc., 1.850%, 11/15/17	$343,737
500,000	Prudential Financial, Inc., MTN, 3.000%, 5/12/16	520,984
330,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	362,991
250,000	Royal Bank of Canada, MTN, 2.625%, 12/15/15	259,750
325,000	Simon Property Group LP, REIT, 5.750%, 12/1/15	358,099
350,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	382,661
400,000	Standard Chartered Bank, 6.400%, 9/26/17(b)	449,964
300,000	SunTrust Banks, Inc., 3.600%, 4/15/16	317,576
250,000	Tanger Properties LP, REIT, 6.150%, 11/15/15	279,147
375,000	Transatlantic Holdings, Inc., 5.750%, 12/14/15	411,799
350,000	UBS AG, MTN, 5.875%, 7/15/16	385,328
280,000	Union Bank NA, BKNT, 3.000%, 6/6/16	293,170
500,000	US Bank NA, 3.778%, 4/29/20(a)	523,608
280,000	USAA Capital Corp., 1.050%, 9/30/14(b)	281,826
800,000	Wachovia Corp., 5.625%, 10/15/16	899,174
355,000	WR Berkley Corp., 5.600%, 5/15/15	378,008
285,000	WT Finance Aust Pty, Ltd./Westfield Capital/WEA Finance, LLC, 5.125%, 11/15/14(b)	303,127

		24,443,118

	Health Care (3.4%)
425,000	AbbVie, Inc., 1.200%, 11/6/15(b)	425,467
400,000	DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	417,500

130,000	DENTSPLY International, Inc., 2.750%, 8/15/16	133,469
400,000	Express Scripts Holding Co., 2.750%, 11/21/14	408,799
260,000	HCA, Inc., 8.500%, 4/15/19	279,013
250,000	Mylan, Inc., 7.875%, 7/15/20(b)	288,487
500,000	Zoetis, Inc., 1.150%, 2/1/16(b)	498,302

		2,451,037

	Industrials (3.8%)
270,000	Bombardier, Inc., 4.250%, 1/15/16(b)	276,075
350,000	Equifax, Inc., 4.450%, 12/1/14	365,653
300,000	Iron Mountain, Inc., 8.000%, 6/15/20	312,060
445,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	459,819
245,000	Roper Industries, Inc., 6.625%, 8/15/13	246,619
350,000	Textron, Inc., 6.200%, 3/15/15	376,749
300,000	United Rentals North America, Inc., 10.250%, 11/15/19	336,000
310,000	Waste Management, Inc., 6.375%, 3/11/15	337,708

		2,710,683

	Materials (2.9%)
250,000	Anglo American Capital PLC, 9.375%, 4/8/14(b)	265,008
250,000	ArcelorMittal USA, LLC, 6.500%, 4/15/14	259,386
200,000	Barrick Gold Corp., 2.900%, 5/30/16	197,280
300,000	Ecolab, Inc., 1.000%, 8/9/15	299,675
350,000	Rio Tinto Finance USA PLC, 1.113%, 6/17/16(a)	349,895
450,000	Vale Overseas, Ltd., 6.250%, 1/11/16	496,292

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Materials — (continued)
$240,000	Xstrata Finance Canada, Ltd., 2.050%, 10/23/15(b)	$240,076

		2,107,612

	Telecommunication Services (1.4%)
330,000	America Movil SAB de CV, 2.375%, 9/8/16	334,359
300,000	SBA Telecommunications, Inc., 8.250%, 8/15/19	324,750
300,000	Vodafone Group PLC, 2.875%, 3/16/16	310,928

		970,037

	Utilities (1.9%)
300,000	CMS Energy Corp., 4.250%, 9/30/15	318,167
250,000	Duke Energy Corp., 2.150%, 11/15/16	255,775
270,000	PSEG Power, LLC, 5.500%, 12/1/15	297,085
230,000	Southern California Edison Co., Series 05-A, 5.000%, 1/15/16	252,505
250,000	Southern Power Co., Series D, 4.875%, 7/15/15	267,917

		1,391,449

	Total Corporate Bonds (Cost $43,603,286)	43,285,347

MORTGAGE-BACKED SECURITIES (0.1%)

	Fannie Mae (0.1%)
473	6.500%, 8/1/13, Pool #251901	473
84,054	6.500%, 4/1/16, Pool #253706	88,650

	Total Mortgage-Backed Securities (Cost $84,786)	89,123

MUNICIPAL BONDS (4.2%)

	Illinois (1.4%)
1,000,000	State of Illinois, Build America Bonds, Transit Improvements G.O., 4.200%, 7/1/14	1,025,090

	New Jersey (0.5%)
320,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, 1.059%, 3/1/16	317,008

	New York (1.4%)
1,000,000	New York State Urban Development Corp., Public Improvements, Taxable State Personal Income Tax Revenue, Series B, 2.626%, 12/15/14	1,029,470

	Virginia (0.9%)
115,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	117,379
100,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	102,410
230,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	241,281

Continued

Sterling Capital Short-Term Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$200,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	$211,704

		672,774

	Total Municipal Bonds (Cost $2,986,251)	3,044,342

Shares
PREFERRED STOCKS (1.9%)

	Consumer Staples (0.3%)
2	HJ Heinz Finance Co., Series B, 8.000%(b)	202,563

	Financials (1.2%)
9,000	CubeSmart, Series A, REIT, 7.750%	233,460
1,980	DDR Corp., Series H, REIT, 7.375%	49,698
15,650	HSBC USA, Inc., Series H, 6.500%	392,033
7,810	National Retail Properties, Inc., REIT, Series D, 6.625%	198,296

		873,487

	Utilities (0.4%)
10,800	Dominion Resources, Inc., Series A, 8.375%	283,932

	Total Preferred Stocks (Cost $1,407,536)	1,359,982

Shares		Fair Value
INVESTMENT COMPANY (1.2%)
888,676	Federated Treasury Obligations Fund, Institutional Shares	$888,676

	Total Investment Company (Cost $888,676)	888,676

Total Investments — 99.0% (Cost $71,952,892)		71,374,368
Net Other Assets (Liabilities) — 1.0%		719,823

NET ASSETS — 100.0%		$72,094,191

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

BKNT	— Bank Note
G.O.	— General Obligation
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (5.5%)

$1,593,688	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	$1,669,116
1,574,388	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	1,656,869
589,104	Ginnie Mae, Series 1999-17, Class F, 0.493%, 5/16/29(a)	594,129

	Total Collateralized Mortgage Obligations (Cost $3,858,760)	3,920,114

CORPORATE BONDS (7.2%)

	Financials (7.2%)
500,000	Barclays Bank PLC, 3.900%, 4/7/15	523,071
1,000,000	Berkshire Hathaway, Inc., 0.800%, 2/11/16	995,269
500,000	General Electric Capital Corp., MTN, 3.500%, 6/29/15	521,707
1,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,054,863
500,000	JPMorgan Chase & Co., GMTN, 1.100%, 10/15/15	496,949
1,000,000	MBNA Corp., 5.000%, 6/15/15	1,053,498
500,000	Morgan Stanley, 2.125%, 4/25/18	478,515

	Total Corporate Bonds (Cost $5,025,363)	5,123,872

MORTGAGE-BACKED SECURITIES (15.2%)

	Fannie Mae (9.4%)
1,933,020	3.584%, 9/1/20, Pool #FN0000	2,042,078
381,792	5.500%, 1/1/33, Pool #678321	418,397
1,132,298	5.000%, 7/1/33, Pool #724965	1,222,996
451,774	6.000%, 7/1/37, Pool #938378	492,360
2,282,156	5.500%, 8/1/37, Pool #946238	2,472,048

		6,647,879

	Freddie Mac (5.0%)
3,387,081	3.500%, 12/1/25, Pool #G14007	3,571,927

	Ginnie Mae (0.8%)
555,608	5.000%, 11/20/38, Pool #4283	576,234

	Total Mortgage-Backed Securities (Cost $10,042,416)	10,796,040

MUNICIPAL BONDS (4.6%)

	Illinois (4.6%)
1,000,000	State of Illinois, Building Public Improvements Revenue, Taxable, 1.998%, 6/15/18	994,610
1,000,000	State of Illinois, Building Public Improvements Revenue, Taxable, 3.081%, 6/15/23	971,570
1,375,000	Village of Rosemont, IL, Corporate Purpose, Refunding G.O., Taxable, Series B (AGM), 2.389%, 12/1/17	1,343,513

	Total Municipal Bonds (Cost $3,375,000)	3,309,693

U.S. GOVERNMENT AGENCIES (36.0%)

	Fannie Mae (9.8%)
1,550,000	1.125%, 4/10/28, STEP	1,497,757
1,150,000	1.000%, 4/17/28, STEP	1,109,061
2,000,000	6.250%, 5/15/29	2,599,946
1,250,000	7.125%, 1/15/30	1,760,966

		6,967,730

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)

	Federal Farm Credit Bank (8.0%)
$5,000,000	4.670%, 2/27/18	$5,694,655

	Federal Home Loan Bank (4.1%)
2,000,000	1.000%, 1/17/23, Series 0000, STEP	1,952,066
1,000,000	1.000%, 11/8/27, Series 0001, STEP	987,658

		2,939,724

	Freddie Mac (12.7%)
2,000,000	4.875%, 6/13/18	2,306,690
4,000,000	3.750%, 3/27/19	4,396,964
1,000,000	2.375%, 1/13/22	971,777
1,000,000	6.750%, 3/15/31	1,369,957

		9,045,388

	Private Export Funding Corp. (1.4%)
1,000,000	1.450%, 8/15/19, Series HH	954,382

	Total U.S. Government Agencies (Cost $25,270,869)	25,601,879

U.S. TREASURY NOTES (26.5%)
1,500,000	0.375%, 6/30/13	1,500,000
2,000,000	0.500%, 11/15/13	2,002,890
5,000,000	0.625%, 7/15/14	5,021,875
1,500,000	0.125%, 7/31/14	1,498,770
1,000,000	3.000%, 2/28/17	1,074,375
500,000	3.500%, 2/15/18	550,196
1,005,970	0.125%, 4/15/18(b)	1,031,905
2,500,000	2.625%, 4/30/18	2,651,563
1,500,000	3.125%, 5/15/21	1,610,742
2,000,000	1.625%, 8/15/22	1,876,406

	Total U.S. Treasury Notes (Cost $18,869,407)	18,818,722

FOREIGN GOVERNMENT BONDS (0.9%)

	Chile (0.9%)
643,000	Chile Government International Bond, 3.875%, 8/5/20	675,150

	Total Foreign Government Bonds (Cost $715,107)	675,150

Shares
INVESTMENT COMPANY (3.8%)
2,681,674	Federated Treasury Obligations Fund, Institutional Shares	2,681,674

	Total Investment Company (Cost $2,681,674)	2,681,674

Total Investments — 99.7% (Cost $69,838,596)		70,927,144
Net Other Assets (Liabilities) — 0.3%		179,263

NET ASSETS — 100.0%		$71,106,407

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2013. The maturity date reflected is the final maturity date.

(b)	Inflation protection security. Principal amount periodically adjusted for inflation.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (6.2%)

$1,541,739	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.533%, 11/25/35(a)	$1,412,408
8,272,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	8,124,717
2,550,000	CarMax Auto Owner Trust, Series 2012-3, Class A4, 0.790%, 4/16/18	2,508,863
1,825,000	Chase Issuance Trust, Series 2012-A9, Class A9, 0.343%, 10/16/17(a)	1,820,262
6,255,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.943%, 8/15/18(a)(b)	6,423,654
857,298	Credit-Based Asset Servicing and Securitization, LLC, Series 2005-CB5, Class AF2, STEP, 4.579%, 8/25/35	872,960
3,003,399	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.393%, 1/25/36(a)	2,703,717
1,306,259	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.693%, 3/25/35(a)	1,299,629
1,911,862	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 5.618%, 3/25/34	1,961,542
6,213,774	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.513%, 10/25/35(a)	5,731,617

	Total Asset Backed Securities (Cost $33,466,025)	32,859,369

COLLATERALIZED MORTGAGE OBLIGATIONS (10.3%)

1,191,001	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.106%, 4/25/35(a)	1,169,542
1,138,131	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	1,177,642
1,891,452	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	1,876,918
385,773	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	391,730
5,289,000	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	5,311,848
821,128	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A2, 5.000%, 2/25/35	820,647
341,376	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	365,833
1,280,177	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,327,136
755,391	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	756,088
159,787	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	160,521
317,234	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	326,534
477,767	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	494,210
428,758	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A3, 5.500%, 11/25/35	426,657

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 369,055	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	$371,576
851,189	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	909,443
509,671	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	519,846
928,730	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33	958,286
885,733	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33	913,921
3,267,456	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	3,589,261
1,997,517	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	2,128,832
1,210,745	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,329,427
5,168,256	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	5,450,381
1,844,017	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	2,028,310
1,497,170	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	1,551,166
1,151,712	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	1,168,614
252,228	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	268,448
231,544	MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.250%, 11/25/35	231,025
665,359	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	655,047
2,489,643	PHHMC Trust, Series 2007-6, Class A1, 5.733%, 12/18/37(a)	2,572,690
437,078	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	440,549
1,418,695	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	1,466,776
788,324	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.703%, 12/25/34(a)	769,614
2,542,455	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	2,574,645
1,981,891	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.538%, 6/25/34(a)	2,006,242
1,277,064	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	1,354,111
1,074,666	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	1,100,976
595,902	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	610,488
479,571	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	495,023
1,626,638	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.625%, 1/25/35(a)	1,571,485
948,899	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	964,407

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$1,760,488	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.649%, 10/25/35(a)	$1,709,555
618,462	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	643,524

	Total Collateralized Mortgage Obligations (Cost $54,388,250)	54,958,974

COMMERCIAL MORTGAGE-BACKED SECURITIES (17.6%)
5,000,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	5,545,525
4,871,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	5,361,544
156,903	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.634%, 4/10/49(a)	158,639
2,500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.403%, 11/10/42(a)	2,628,317
1,560,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	1,628,301
1,750,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	1,847,681
2,000,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.392%, 7/15/44(a)	2,132,072
5,000,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	5,504,180
3,100,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	3,422,062
3,000,000	COMM Mortgage Trust, Series 2005-LP5, Class AJ, 5.046%, 5/10/43(a)	3,146,676
3,845,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	4,086,005
600,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class AJ, 4.889%, 11/15/37(a)	620,760
2,828,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	2,917,650
2,214,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	2,358,762
500,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class B, 4.998%, 7/10/44(a)(b)	523,149
2,000,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(a)	2,097,494
3,400,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	3,565,376
2,832,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.043%, 11/8/29(a)(b)	2,801,783
2,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42	2,102,588
1,900,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.973%, 4/15/30(a)(b)	1,894,726
4,633,733	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	5,108,728

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$2,820,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	$2,957,320
1,700,000	JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-FL3, Class A2, 0.893%, 4/15/28(a)(b)	1,694,189
2,500,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,777,780
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	520,509
2,600,000	ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	2,588,628
2,390,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.646%, 3/12/44(a)	2,595,158
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,068,199
3,170,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	3,376,136
808,802	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	829,342
2,484,839	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	2,684,426
4,995,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	5,519,950
1,995,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C8, Class E, 5.495%, 11/15/35(a)	2,018,040
300,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C9, Class B, 5.109%, 12/15/35(a)	304,743
4,962,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	5,290,971

	Total Commercial Mortgage-Backed Securities (Cost $94,189,628)	93,677,409

CORPORATE BONDS (41.3%)

	Consumer Discretionary (3.8%)
704,000	Brinker International, Inc., 2.600%, 5/15/18	689,051
1,621,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(c)	2,293,777
1,287,000	Delphi Corp., 5.875%, 5/15/19(c)	1,367,437
1,487,000	Ford Motor Co., 7.450%, 7/16/31	1,780,259
1,835,000	George Washington University (The), 3.485%, 9/15/22	1,796,236
905,000	Grupo Televisa SAB, 6.000%, 5/15/18	1,022,995
1,130,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	1,049,406
893,000	Lowe’s Cos., Inc., 5.800%, 4/15/40	996,738
1,640,000	Mohawk Industries, Inc., 3.850%, 2/1/23	1,573,890
601,000	NBCUniversal Media, LLC, 5.950%, 4/1/41	686,417
942,500	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20(b)	904,800
636,000	Nordstrom, Inc., 6.250%, 1/15/18	739,311

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Consumer Discretionary — (continued)
$ 791,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	$917,560
1,575,000	Service Corp. International, 7.000%, 5/15/19	1,665,563
1,250,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	1,412,500
862,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	923,722
651,000	Wyndham Worldwide Corp., 4.250%, 3/1/22	634,011

		20,453,673

	Consumer Staples (0.9%)
738,000	Altria Group, Inc., 9.950%, 11/10/38	1,092,249
1,052,000	CVS Caremark Corp., 6.125%, 9/15/39(c)	1,229,341
1,886,000	Lorillard Tobacco Co., 6.875%, 5/1/20	2,167,171

		4,488,761

	Energy (5.0%)
1,876,000	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(b)	1,782,200
2,240,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	2,062,301
1,623,000	BP Capital Markets PLC, 1.375%, 11/6/17	1,580,169
1,028,000	Buckeye Partners LP, 4.150%, 7/1/23	1,000,187
1,158,000	Cameron International Corp., 6.375%, 7/15/18	1,358,049
1,396,000	Chesapeake Energy Corp., 3.250%, 3/15/16	1,389,020
1,904,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	1,821,205
479,000	Concho Resources, Inc., 5.500%, 4/1/23	471,815
312,000	Continental Resources, Inc., 4.500%, 4/15/23(b)	303,420
1,203,000	Denbury Resources, Inc., 8.250%, 2/15/20	1,299,240
1,198,000	Energy Transfer Partners LP, 9.000%, 4/15/19	1,524,122
1,435,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41(c)	1,563,372
1,133,000	Hess Corp., 5.600%, 2/15/41	1,162,448
1,160,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22(c)	1,144,311
856,000	NuStar Logistics LP, 8.150%, 4/15/18(c)	953,481
932,000	Petrobras Global Finance BV, 2.000%, 5/20/16	912,648
1,086,000	Petrobras International Finance Co. - PifCo, 3.500%, 2/6/17(c)	1,081,164
1,226,000	Petrohawk Energy Corp., 6.250%, 6/1/19	1,345,535
975,000	Plains Exploration & Production Co., 6.500%, 11/15/20	1,033,700
854,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	892,430
1,127,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)	1,132,749
850,000	Western Gas Partners LP, 4.000%, 7/1/22	825,090

		26,638,656

	Financials (24.7%)
586,000	Aflac, Inc., 8.500%, 5/15/19	748,990
892,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	909,062
3,075,000	American International Group, Inc., 3.800%, 3/22/17(c)	3,223,572
1,756,000	American Tower Corp., REIT, 3.500%, 1/31/23(c)	1,607,925
1,279,000	Associates Corp. of North America, 6.950%, 11/1/18	1,514,721
1,147,000	Bank of America Corp., MTN, 5.875%, 2/7/42	1,282,357
1,074,000	Bank of America Corp., Series K, 8.000%, 12/29/49(a)	1,196,167

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$1,299,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	$1,306,730
1,938,000	Bank of Nova Scotia, 0.673%, 3/15/16(a)	1,936,986
2,573,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17(c)	2,818,634
1,132,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(b)	1,324,354
1,300,000	BNP Paribas SA, MTN, 3.250%, 3/3/23	1,195,028
1,055,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	1,021,017
1,772,000	CBRE Services, Inc., 6.625%, 10/15/20	1,869,460
1,455,000	CIT Group, Inc., 4.750%, 2/15/15(b)	1,478,644
960,000	Citigroup, Inc., 5.875%, 1/30/42	1,056,281
1,365,000	CNA Financial Corp., 7.350%, 11/15/19	1,652,756
1,205,000	CNH Capital, LLC, 3.875%, 11/1/15	1,211,025
1,859,000	Colonial Realty LP, 6.250%, 6/15/14(c)	1,944,821
1,376,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	1,315,830
1,378,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20(b)	1,346,995
1,474,000	CubeSmart LP, REIT, 4.800%, 7/15/22	1,529,862
1,308,000	Duke Realty LP, REIT, 7.375%, 2/15/15	1,427,555
1,381,000	Fifth Third Bancorp, 3.625%, 1/25/16	1,457,875
664,000	First American Financial Corp., 4.300%, 2/1/23	638,811
1,338,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39(c)	1,648,952
1,379,000	General Electric Capital Corp., MTN, 0.480%, 1/8/16(a)	1,371,107
4,388,000	General Electric Capital Corp., Series B, 6.250%, 12/15/49(a)(c)	4,662,250
1,624,000	General Motors Financial Co., Inc., 2.750%, 5/15/16(b)	1,597,610
1,327,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	1,500,816
1,025,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,142,270
1,393,000	HCP, Inc., REIT, 6.000%, 1/30/17	1,562,641
2,107,000	Health Care REIT, Inc., 4.125%, 4/1/19(c)	2,203,903
1,300,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	1,210,880
2,454,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23(b)	2,303,869
972,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	891,467
2,513,000	HSBC Finance Corp., 6.676%, 1/15/21	2,778,245
1,601,000	ING Bank NV, 4.000%, 3/15/16(b)(c)	1,688,799
1,596,000	ING US, Inc., 2.900%, 2/15/18(b)	1,604,031
1,061,000	Invesco Finance PLC, 3.125%, 11/30/22	989,710
1,036,000	Jefferies Group, LLC, 8.500%, 7/15/19(c)	1,248,380
1,376,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,350,232
2,181,000	JPMorgan Chase & Co., 4.350%, 8/15/21(c)	2,272,041
1,799,000	JPMorgan Chase & Co., Series Q, 5.150%, 5/29/49(a)	1,713,547
1,609,000	KeyCorp, MTN, 5.100%, 3/24/21(c)	1,790,115
1,245,000	Kilroy Realty LP, REIT, 3.800%, 1/15/23	1,166,223
742,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	819,649
1,390,000	Lexington Realty Trust, REIT, 4.250%, 6/15/23(b)	1,332,343
980,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	1,050,059
952,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)(c)	1,007,321

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$ 1,120,000	Markel Corp., 7.125%, 9/30/19	$1,329,038
946,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	1,386,360
2,835,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	3,262,867
1,026,000	MetLife, Inc., 7.717%, 2/15/19	1,288,734
4,026,000	Morgan Stanley, 5.375%, 10/15/15	4,309,728
2,018,000	Morgan Stanley, GMTN, 6.625%, 4/1/18(c)	2,287,312
4,555,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(c)	4,822,552
1,120,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	1,089,200
1,380,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(b)	1,502,280
302,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	408,632
1,308,000	OneBeacon US Holdings, Inc., 4.600%, 11/9/22	1,301,227
1,187,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	1,076,272
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	553,721
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17(c)	1,164,237
1,388,000	Principal Financial Group, Inc., 1.850%, 11/15/17	1,363,162
1,305,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)(c)	1,566,000
1,200,000	Prudential Holdings, LLC, 8.695%, 12/18/23(b)	1,508,191
1,065,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	1,171,471
1,096,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	1,120,607
960,000	Royal Bank of Scotland PLC (The), 5.625%, 8/24/20	1,041,244
1,473,000	Simon Property Group LP, REIT, 10.350%, 4/1/19(c)	2,040,005
1,014,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	1,108,622
1,350,000	Standard Chartered Bank, 6.400%, 9/26/17(b)	1,518,629
967,000	State Street Corp., 3.100%, 5/15/23	905,761
1,245,000	SunTrust Banks, Inc., 3.500%, 1/20/17	1,302,853
848,000	Swiss Re Solutions Holding Corp., 7.000%, 2/15/26	1,071,179
1,399,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	1,824,495
805,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,016,452
1,603,000	Ventas Realty LP/Ventas Capital Corp., REIT, 2.000%, 2/15/18	1,551,669
2,109,000	Wachovia Bank NA, MTN, 5.600%, 3/15/16(c)	2,331,925
1,225,000	Wachovia Corp., 5.500%, 8/1/35	1,261,931
2,940,000	Wells Fargo Bank NA, 0.484%, 5/16/16(a)	2,890,079
1,000,000	WR Berkley Corp., 4.625%, 3/15/22	1,030,043

		131,328,396

	Health Care (1.9%)
200,000	CFR International SpA, 5.125%, 12/6/22(b)	195,996
867,000	Cigna Corp., 5.375%, 2/15/42	924,342
1,136,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	1,204,160
1,190,000	DENTSPLY International, Inc., 2.750%, 8/15/16(c)	1,221,756
766,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	846,430
716,000	HCA, Inc., 8.500%, 4/15/19	768,357

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Health Care — (continued)
$ 814,000	Mylan, Inc., 7.875%, 7/15/20(b)	$939,314
1,491,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	1,491,137
1,133,000	UnitedHealth Group, Inc., 4.625%, 11/15/41(c)	1,087,632
1,340,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	1,380,200

		10,059,324

	Industrials (1.9%)
1,200,000	Bombardier, Inc., 6.125%, 1/15/23(b)	1,191,000
1,101,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	1,098,091
769,000	Equifax, Inc., 3.300%, 12/15/22	721,868
389,000	Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19(b)	383,740
1,062,000	Iron Mountain, Inc., 5.750%, 8/15/24	995,625
1,335,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	1,379,457
1,298,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	1,255,588
925,000	Textron, Inc., 4.625%, 9/21/16(c)	1,000,728
976,000	United Rentals North America, Inc., 10.250%, 11/15/19	1,093,120
1,060,000	Verisk Analytics, Inc., 5.800%, 5/1/21(c)	1,169,980

		10,289,197

	Information Technology (0.2%)
1,214,000	Samsung Electronics America, Inc., 1.750%, 4/10/17(b)	1,202,468

	Materials (1.1%)
1,172,000	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 3/15/43(b)(c)	1,033,532
650,000	Glencore Funding, LLC, 2.500%, 1/15/19(b)	588,061
1,035,000	Lubrizol Corp., 8.875%, 2/1/19	1,360,537
691,000	Newmont Mining Corp., 4.875%, 3/15/42(c)	532,758
777,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/22	749,259
738,000	Rock Tenn Co., 4.900%, 3/1/22	760,634
868,000	Sealed Air Corp., 6.875%, 7/15/33(b)	824,600

		5,849,381

	Telecommunication Services (0.8%)
681,000	British Telecommunications PLC, 9.625%, 12/15/30	1,025,207
1,236,000	CC Holdings GS V, LLC/Crown Castle GS III Corp., 2.381%, 12/15/17(c)	1,216,366
1,172,000	SBA Telecommunications, Inc., 5.750%, 7/15/20(b)	1,174,930
890,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(c)	912,338

		4,328,841

	Utilities (1.0%)
1,088,000	CMS Energy Corp., 8.750%, 6/15/19	1,403,708
1,004,000	Progress Energy, Inc., 3.150%, 4/1/22	961,705
550,000	PSEG Power, LLC, 5.500%, 12/1/15	605,174
471,000	PSEG Power, LLC, 2.750%, 9/15/16	485,674
1,847,000	Puget Energy, Inc., 5.625%, 7/15/22	1,958,186

		5,414,447

	Total Corporate Bonds (Cost $222,465,131)	220,053,144

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES (11.1%)

	Fannie Mae (7.1%)
$ 828	6.000%, 10/1/13, Pool #252061	$832
58,464	5.000%, 8/1/20, Pool #832058	62,271
181,665	6.000%, 7/1/22, Pool #944967	192,948
257,115	5.000%, 9/1/25, Pool #255892	279,660
8,429,000	2.500%, 7/15/28(d)	8,477,730
1,962,310	4.000%, 2/1/32, Pool #MA0977	2,061,367
255,247	6.500%, 1/1/35, Pool #809198	295,953
92,602	6.000%, 4/1/35, Pool #735503	103,306
62,482	7.000%, 6/1/35, Pool #255820	71,417
152,059	7.000%, 6/1/35, Pool #830686	173,229
340,599	6.500%, 3/1/36, Pool #866062	374,255
206,727	6.500%, 7/1/36, Pool #885493	233,046
3,191,267	5.500%, 8/1/37, Pool #995082	3,498,925
1,218,443	5.000%, 6/1/40, Pool #AD4927	1,322,292
843,467	5.000%, 6/1/40, Pool #AD8718	918,013
3,338,081	4.500%, 12/1/40, Pool #AH1100	3,536,727
2,672,515	4.500%, 5/1/41, Pool #AI1023	2,833,679
3,604,244	4.000%, 9/1/41, Pool #AI3940	3,760,039
3,614,873	4.000%, 1/1/42, Pool #MA0956	3,771,128
5,983,000	3.500%, 7/15/43(d)	6,073,680

		38,040,497

	Freddie Mac (3.2%)
354,557	5.500%, 10/1/21, Pool #G12425	383,882
317,855	5.000%, 12/1/21, Pool #J04025	340,460
418,569	5.000%, 7/1/25, Pool #C90908	452,618
594,951	4.000%, 11/1/31, Pool #C91410	624,934
2,148,614	3.500%, 4/1/32, Pool #C91437	2,221,904
3,377,947	3.500%, 7/1/32, Pool #C91467	3,492,824
92,754	6.000%, 7/1/35, Pool #A36304	101,649
395,044	5.000%, 3/1/36, Pool #G08115	422,450
121,018	6.500%, 5/1/36, Pool #A48509	135,994
114,774	5.000%, 7/1/36, Pool #G02291	122,363
1,225,229	6.500%, 9/1/36, Pool #G08152	1,376,849
831,855	5.000%, 2/1/37, Pool #A57714	886,855
376,214	4.500%, 10/1/39, Pool #A89346	396,108
1,392,264	5.000%, 6/1/40, Pool #C03479	1,499,308
1,079,069	3.803%, 7/1/40, Pool #1B4948(a)	1,129,762
3,122,850	5.000%, 7/1/40, Pool #A93070	3,362,950

		16,950,910

	Ginnie Mae (0.8%)
796,266	5.000%, 2/15/40, Pool #737037	868,350
3,027,128	4.500%, 9/20/40, Pool #4801	3,263,239

		4,131,589

	Total Mortgage-Backed Securities (Cost $58,820,256)	59,122,996

MUNICIPAL BONDS (7.3%)
	California (1.1%)
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,163,499
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,724,843

		5,888,342

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Colorado (0.3%)
$1,810,000	Colorado Housing & Finance Authority, Unemployment/Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	$1,818,959

	Connecticut (0.6%)
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,170,310

	Florida (0.9%)
2,135,000	Brevard County School District, Refunding Certificates of Participation, Taxable, Series B, 1.981%, 7/1/18	2,052,845
2,500,000	Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue, Taxable, Series D, 3.733%, 10/1/20	2,511,275

		4,564,120

	Georgia (0.3%)
1,840,000	Rockdale County Water & Sewerage Authority, Refunding Revenue, Taxable (County GTD), 2.860%, 7/1/23	1,757,623

	Illinois (0.8%)
4,500,000	State of Illinois, Building Public Improvements Revenue, Taxable, 3.081%, 6/15/23	4,372,065

	New Jersey (0.2%)
1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	1,263,710

	New York (1.3%)
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	713,543
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	847,431
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	3,235,008
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,833,733

		6,629,715

	North Carolina (0.8%)
4,500,000	North Carolina Eastern Municipal Power Agency Refunding Revenue, Taxable, Series C, 2.440%, 1/1/17	4,424,760

	Pennsylvania (0.4%)
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,119,790

	Washington (0.3%)
1,680,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	1,574,966

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Wisconsin (0.3%)
$ 1,640,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	$1,540,977

	Total Municipal Bonds (Cost $38,971,865)	39,125,337

U.S. GOVERNMENT AGENCIES (4.2%)

	Fannie Mae (4.2%)
15,971,000	7.125%, 1/15/30	22,499,514

	Total U.S. Government Agencies (Cost $22,546,838)	22,499,514

U.S. TREASURY BONDS (1.6%)
8,909,000	3.125%, 2/15/43	8,315,999

	Total U.S. Treasury Bonds (Cost $8,435,657)	8,315,999

Shares
PREFERRED STOCKS (2.3%)

	Consumer Staples (0.3%)
14	HJ Heinz Finance Co., Series B, 8.000%(b)	1,417,938

	Financials (1.7%)
61,601	Citigroup Capital XIII, 7.875%	1,715,588
8,891	DDR Corp., Series H, REIT, 7.375%	223,164
34,550	DDR Corp., Series K, REIT, 6.250%	819,181
71,475	HSBC USA, Inc., Series H, 6.500%	1,790,449
52,505	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	1,319,976
44,474	National Retail Properties, Inc., REIT, Series D, 6.625%	1,129,195
77,135	US Bancorp, Series F, 6.500%	2,167,493

		9,165,046

	Telecommunication Services (0.1%)
28,000	Qwest Corp., 7.000%	726,040

	Utilities (0.2%)
45,650	Dominion Resources, Inc., Series A, 8.375%	1,200,139

	Total Preferred Stocks (Cost $12,542,209)	12,509,163

Shares		Fair Value
INVESTMENT COMPANY (0.1%)

669,990	Federated Treasury Obligations Fund, Institutional Shares	$669,990

	Total Investment Company (Cost $669,990)	669,990

Total Investments — 102.0% (Cost $546,495,849)		543,791,895
Net Other Assets (Liabilities) — (2.0)%		(10,877,298)

NET ASSETS — 100.0%		$532,914,597

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Represents securities purchased on a when-issued basis. At June 30, 2013, total cost of investments purchased on a when-issued basis was $14,711,552.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Corporate Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS (92.5%)

	Consumer Discretionary (9.3%)
$250,000	Brinker International, Inc., 2.600%, 5/15/18	$244,691
465,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	657,993
545,000	Daimler Finance North America, LLC, 1.875%, 1/11/18(a)	531,829
641,000	Delphi Corp., 5.875%, 5/15/19	681,063
712,000	Ford Motor Co., 7.450%, 7/16/31	852,417
425,000	Grupo Televisa SAB, 6.000%, 5/15/18	480,412
545,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	506,129
475,000	Lowe’s Cos., Inc., 6.650%, 9/15/37	581,422
540,000	Mohawk Industries, Inc., 3.850%, 2/1/23	518,232
455,000	NBCUniversal Media, LLC, 5.950%, 4/1/41	519,667
486,000	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20(a)	466,560
600,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	696,000
850,000	Service Corp. International, 7.000%, 5/15/19	898,875
560,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	632,800
648,000	Wyndham Worldwide Corp., 2.950%, 3/1/17	655,858

		8,923,948

	Consumer Staples (0.9%)
290,000	Altria Group, Inc., 9.950%, 11/10/38	429,203
405,000	Lorillard Tobacco Co., 6.875%, 5/1/20	465,379

		894,582

	Energy (12.4%)
855,000	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(a)	812,250
910,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	837,810
499,000	BP Capital Markets PLC, 1.375%, 11/6/17	485,831
610,000	Buckeye Partners LP, 4.875%, 2/1/21	624,599
585,000	Cameron International Corp., 6.375%, 7/15/18	686,061
590,000	Chesapeake Energy Corp., 3.250%, 3/15/16	587,050
365,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	349,128
170,000	Concho Resources, Inc., 5.500%, 4/1/23	167,450
692,000	Denbury Resources, Inc., 8.250%, 2/15/20	747,360
559,000	Energy Transfer Partners LP, 9.000%, 4/15/19	711,172
600,000	Enterprise Products Operating, LLC, 6.450%, 9/1/40	696,097
450,000	Hess Corp., 5.600%, 2/15/41	461,696
488,000	NuStar Logistics LP, 4.750%, 2/1/22	455,980
487,000	Petrobras International Finance Co. - PifCo, 3.500%, 2/6/17	484,831
550,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	627,385
440,000	Plains All American Pipeline LP/PAA Finance Corp., 8.750%, 5/1/19	573,426
508,000	Plains Exploration & Production Co., 6.500%, 11/15/20	538,584
545,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	569,525
441,000	Schlumberger Investment SA, 3.300%, 9/14/21(a)	443,249
450,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	569,522
485,000	Western Gas Partners LP, 4.000%, 7/1/22	470,787

		11,899,793

	Financials (52.7%)
395,000	Aflac, Inc., 8.500%, 5/15/19	504,865

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$ 352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	$358,733
1,425,000	American International Group, Inc., 3.800%, 3/22/17	1,493,850
605,000	American Tower Corp., REIT, 3.500%, 1/31/23	553,983
560,000	Associates Corp. of North America, 6.950%, 11/1/18	663,209
555,000	Bank of America Corp., MTN, 5.875%, 2/7/42	620,495
190,000	Bank of America Corp., Series K, 8.000%, 12/29/49(b)	211,613
905,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	991,397
500,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	584,962
530,000	BNP Paribas SA, MTN, 3.250%, 3/3/23	487,204
450,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	435,505
335,000	CBRE Services, Inc., 6.625%, 10/15/20	353,425
565,000	CIT Group, Inc., 4.750%, 2/15/15(a)	574,181
235,000	Citigroup, Inc., 6.875%, 3/5/38	284,968
700,000	CNA Financial Corp., 7.350%, 11/15/19	847,567
500,000	CNH Capital, LLC, 3.875%, 11/1/15	502,500
570,000	Colonial Realty LP, 6.250%, 6/15/14	596,314
600,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	573,763
658,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20(a)	643,195
687,000	CubeSmart LP, REIT, 4.800%, 7/15/22	713,036
635,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	692,880
355,000	First American Financial Corp., 4.300%, 2/1/23	341,533
755,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	930,463
1,237,000	General Electric Capital Corp., Series B, 6.250%, 12/15/49(b)	1,314,313
485,000	General Motors Financial Co., Inc., 2.750%, 5/15/16(a)	477,119
506,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	572,278
550,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)	612,925
598,000	HCP, Inc., REIT, 6.000%, 1/30/17	670,825
845,000	Health Care REIT, Inc., 4.125%, 4/1/19	883,862
609,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	567,251
1,029,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23(a)	966,048
408,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	374,196
892,000	HSBC Finance Corp., 6.676%, 1/15/21	986,150
500,000	ING Bank NV, 4.000%, 3/15/16(a)	527,420
930,000	ING US, Inc., 2.900%, 2/15/18(a)	934,680
485,000	Invesco Finance PLC, 3.125%, 11/30/22	452,412
470,000	Jefferies Group, LLC, 8.500%, 7/15/19	566,350
308,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	302,232
1,152,000	JPMorgan Chase & Co., 4.350%, 8/15/21	1,200,088
823,000	JPMorgan Chase & Co., Series Q, 5.150%, 5/29/49(b)	783,907
600,000	Kilroy Realty LP, REIT, 3.800%, 1/15/23	562,035
570,000	Lexington Realty Trust, REIT, 4.250%, 6/15/23(a)	546,356
410,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	439,310

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$ 595,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)(c)	$629,575
450,000	Markel Corp., 7.125%, 9/30/19	533,988
380,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(a)	556,889
1,290,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	1,484,691
405,000	MetLife, Inc., 7.717%, 2/15/19	508,711
765,000	Morgan Stanley, 5.375%, 10/15/15	818,913
1,452,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	1,645,777
1,844,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(c)	1,952,313
525,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(b)	510,563
645,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	702,153
170,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(a)	230,025
589,000	OneBeacon US Holdings, Inc., 4.600%, 11/9/22(c)	585,950
610,000	Pacific LifeCorp, 5.125%, 1/30/43(a)	553,097
850,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	941,325
610,000	Principal Financial Group, Inc., 1.850%, 11/15/17	599,084
290,000	Prudential Financial, Inc., 8.875%, 6/15/38(b)	348,000
380,000	Prudential Holdings, LLC, 8.695%, 12/18/23(a)	477,594
507,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	557,686
583,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21(c)	624,707
445,000	Royal Bank of Scotland PLC (The), 5.625%, 8/24/20	482,660
460,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	637,069
467,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	510,579
520,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	584,953
380,000	State Street Corp., 3.100%, 5/15/23	355,935
400,000	SunTrust Banks, Inc., 3.500%, 1/20/17	418,587
404,000	Swiss Re Solutions Holding Corp., 7.000%, 2/15/26	510,326
733,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	955,936
625,000	UBS AG, MTN, 5.875%, 7/15/16	688,085
333,000	Validus Holdings, Ltd., 8.875%, 1/26/40	420,470
606,000	Ventas Realty LP/Ventas Capital Corp., REIT, 2.000%, 2/15/18	586,595
500,000	Wachovia Corp., 5.625%, 10/15/16	561,983
536,000	Wachovia Corp., 5.500%, 8/1/35	552,159
495,000	WEA Finance, LLC, 4.625%, 5/10/21(a)	522,197
565,000	WR Berkley Corp., 4.625%, 3/15/22	581,974

		50,329,947

	Health Care (4.5%)
300,000	CFR International SpA, 5.125%, 12/6/22(a)	293,994
340,000	Cigna Corp., 5.375%, 2/15/42	362,487
453,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	480,180
485,000	DENTSPLY International, Inc., 2.750%, 8/15/16	497,943
310,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(a)	342,550
445,000	HCA, Inc., 8.500%, 4/15/19	477,541

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Health Care — (continued)
$380,000	Mylan, Inc., 7.875%, 7/15/20(a)	$438,500
480,000	UnitedHealth Group, Inc., 4.625%, 11/15/41	460,780
879,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(a)	905,370

		4,259,345

	Industrials (4.5%)
535,000	Bombardier, Inc., 6.125%, 1/15/23(a)	530,987
823,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	820,826
140,000	Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19(a)	138,107
567,000	Iron Mountain, Inc., 5.750%, 8/15/24	531,563
668,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	646,173
485,000	Textron, Inc., 4.625%, 9/21/16	524,706
514,000	United Rentals North America, Inc., 10.250%, 11/15/19	575,680
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	491,171

		4,259,213

	Materials (3.6%)
499,000	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 3/15/43(a)(c)	440,045
368,000	Glencore Funding, LLC, 2.500%, 1/15/19(a)	332,933
547,000	Newmont Mining Corp., 4.875%, 3/15/42	421,734
485,000	Rio Tinto Finance USA PLC, 1.113%, 6/17/16(b)	484,855
312,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/22	300,861
489,000	Rock Tenn Co., 4.900%, 3/1/22	503,998
420,000	Sealed Air Corp., 6.875%, 7/15/33(a)(c)	399,000
500,000	Vale Overseas, Ltd., 6.250%, 1/23/17	558,655

		3,442,081

	Telecommunication Services (2.6%)
428,000	AT&T, Inc., 5.550%, 8/15/41	445,636
350,000	British Telecommunications PLC, 9.625%, 12/15/30(c)	526,905
517,000	CC Holdings GS V, LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	508,787
513,000	SBA Telecommunications, Inc., 5.750%, 7/15/20(a)	514,283
475,000	Telefonica Emisiones SAU, 3.992%, 2/16/16(c)	489,869

		2,485,480

	Utilities (2.0%)
463,000	CMS Energy Corp., 8.750%, 6/15/19	597,350
495,000	Duke Energy Carolinas, LLC, 6.100%, 6/1/37	575,247
732,000	Puget Energy, Inc., 5.625%, 7/15/22	776,065

		1,948,662

	Total Corporate Bonds (Cost $89,775,628)	88,443,051

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS (5.8%)

	Consumer Staples (0.3%)
3	HJ Heinz Finance Co., Series B, 8.000%(a)	$303,844

	Financials (4.3%)
29,200	Citigroup Capital XIII, 7.875%	813,220
7,231	DDR Corp., Series H, REIT, 7.375%	181,498
26,525	DDR Corp., Series K, REIT, 6.250%	628,908
25,320	HSBC USA, Inc., Series H, 6.500%	634,266
25,516	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	641,472
21,336	National Retail Properties, Inc., REIT, Series D, 6.625%	541,721
22,325	US Bancorp, Series F, 6.500%	627,333

		4,068,418

	Telecommunication Services (0.6%)
8,120	Qwest Corp., 7.000%	210,552
13,525	Qwest Corp., 7.375%	357,871

		568,423

	Utilities (0.6%)
21,550	Dominion Resources, Inc., Series A, 8.375%	566,549

	Total Preferred Stocks (Cost $5,574,461)	5,507,234

INVESTMENT COMPANY (1.4%)
1,363,868	Federated Treasury Obligations Fund, Institutional Shares	1,363,868

	Total Investment Company (Cost $1,363,868)	1,363,868

Fair Value
Total Investments — 99.7% (Cost $96,713,957)	$95,314,153
Net Other Assets (Liabilities) — 0.3%	239,662

NET ASSETS — 100.0%	$95,553,815

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2013. The maturity date reflected is the final maturity date.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (8.5%)
$ 484,546	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.533%, 11/25/35(a)	$443,900
1,182,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	1,160,954
1,300,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(b)	1,249,236
774,072	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.393%, 1/25/36(a)	696,834
922,065	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.693%, 3/25/35(a)	917,385
679,561	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.513%, 10/25/35(a)	626,830

	Total Asset Backed Securities (Cost $5,229,386)	5,095,139

COLLATERALIZED MORTGAGE OBLIGATIONS (19.7%)
288,266	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	298,274
135,212	Banc of America Mortgage Trust, Series 2005-2, Class 2A1, 5.000%, 3/25/20	136,230
257,182	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	261,153
516,000	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	518,229
298,592	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A2, 5.000%, 2/25/35	298,417
285,394	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	294,417
340,523	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	364,919
336,889	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	349,246
141,904	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	146,064
286,660	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	296,526
353,372	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A3, 5.500%, 11/25/35	351,641
481,942	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	485,234
329,282	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	351,817
308,861	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	315,027
816,864	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	897,315
311,400	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	331,871
258,100	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	288,682
468,847	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	494,440

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 362,269	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	$388,377
353,778	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	365,721
36,869	GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3, 5.000%, 6/25/35	36,676
532,119	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	551,310
110,019	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	111,634
228,236	MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.250%, 11/25/35	227,725
250,574	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	246,691
448,136	PHHMC Trust, Series 2007-6, Class A1, 5.733%, 12/18/37(a)	463,084
206,743	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	213,750
308,962	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.154%, 7/25/35(a)	306,758
518,868	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	525,438
158,827	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	168,409
203,398	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 5/25/35	205,567
128,960	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	132,116
85,758	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	87,858
374,362	Structured Asset Securities Corp. Trust, Series 2005-6, Class 2A1, 5.500%, 5/25/35	392,557
151,444	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	156,323
701,360	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	712,822

	Total Collateralized Mortgage Obligations (Cost $11,736,790)	11,772,318

COMMERCIAL MORTGAGE-BACKED SECURITIES (31.0%)
1,000,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)(c)	1,109,105
80,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/46	87,786
700,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47(c)	770,495
31,584	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.634%, 4/10/49(a)	31,934
300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class B, 4.665%, 11/10/38(a)	307,198
418,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.403%, 11/10/42(a)(c)	439,455
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	208,757

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$850,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42(c)	$897,445
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50(c)	283,925
210,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.392%, 7/15/44(a)(c)	223,868
800,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49(c)	880,669
420,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48(c)	463,634
500,000	COMM Mortgage Trust, Series 2005-LP5, Class AJ, 5.046%, 5/10/43(a)	524,446
618,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	656,736
180,000	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39(c)	198,960
400,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class AJ, 4.889%, 11/15/37(a)(c)	413,840
422,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)(c)	435,378
750,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)(c)	799,039
500,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class B, 4.998%, 7/10/44(a)(b)(c)	523,149
400,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(a)	419,499
600,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	629,184
500,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.043%, 11/8/29(a)(b)	494,665
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	185,861
385,500	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42(c)	405,274
400,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/43(a)(c)	439,310
732,841	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	807,963
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	524,347
420,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49(c)	465,013
300,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40(c)	333,334
240,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/41(c)	264,320
160,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.646%, 3/12/44(a)(c)	173,734
622,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)(c)	662,447

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 800,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	$884,076
500,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C8, Class E, 5.495%, 11/15/35(a)	505,775
200,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C9, Class B, 5.109%, 12/15/35(a)(c)	203,162
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)	816,387
1,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	1,066,298

	Total Commercial Mortgage- Backed Securities (Cost $18,931,381)	18,536,468

MORTGAGE-BACKED SECURITIES (41.5%)

	Fannie Mae (26.6%)
954,550	3.500%, 6/1/27, Pool #MA1096	995,392
951,029	3.500%, 8/1/27, Pool #MA1158	991,821
3,669,000	2.500%, 7/15/28(d)	3,690,211
883,555	4.000%, 5/1/32, Pool #MA1074(c)	942,635
168,172	5.500%, 2/1/35, Pool #735230	184,384
126,357	5.500%, 12/1/35, Pool #AE0115	138,111
206,498	5.500%, 3/1/36, Pool #745353	225,212
483,365	5.500%, 9/1/36, Pool #938574	524,566
475,849	5.500%, 6/1/38, Pool #984277(c)	516,087
461,917	5.500%, 8/1/38, Pool #995072	509,004
327,844	4.500%, 9/1/39, Pool #AC1830	346,787
302,501	5.000%, 12/1/39, Pool #AC8518	333,551
655,203	5.000%, 7/1/40, Pool #AD7595	714,901
213,056	4.500%, 9/1/40, Pool #AE0411	228,857
523,641	4.500%, 10/1/40, Pool #AE4855	554,802
288,006	4.000%, 1/1/41, Pool #AH4732	301,489
407,174	5.000%, 1/1/41, Pool #AH3373	445,456
65,348	4.000%, 2/1/41, Pool #AH6188	68,460
787,827	4.000%, 3/1/41, Pool #AH4008	821,052
612,067	4.500%, 3/1/41, Pool #AB2467(d)	661,956
269,226	4.500%, 6/1/41, Pool #AC9298	285,462
2,351,000	3.500%, 7/15/43(d)	2,386,632

		15,866,828

	Freddie Mac (13.0%)
990,269	3.500%, 5/1/32, Pool #C91458	1,024,102
924,378	4.000%, 5/1/32, Pool #C91449	971,178
863,072	3.500%, 7/1/32, Pool #C91467	892,423
1,174,085	3.500%, 8/1/32, Pool #D99351	1,214,035
251,898	5.500%, 10/1/39, Pool #A89387	271,586
312,638	5.000%, 4/1/40, Pool #A91812	340,098
244,291	5.500%, 4/1/40, Pool #C03467	262,442
353,306	5.500%, 6/1/40, Pool #A92764	386,106
322,893	5.000%, 8/1/40, Pool #C03491	344,737
273,006	4.500%, 9/1/40, Pool #A93996	287,724
435,299	4.000%, 12/1/40, Pool #A95447	456,976
585,064	4.000%, 1/1/41, Pool #A96312	608,758
688,527	4.000%, 5/1/42, Pool #G08492	720,282

		7,780,447

	Ginnie Mae (1.9%)
374,713	4.500%, 6/15/39, Pool #720075	405,742

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Ginnie Mae — (continued)
$ 48,777	4.000%, 12/20/40, Pool #755678	$52,037
274,028	4.500%, 3/20/41, Pool #4978	295,365
355,506	4.500%, 5/15/41, Pool #738310	385,023

		1,138,167

	Total Mortgage-Backed Securities (Cost $24,913,964)	24,785,442

U.S. GOVERNMENT AGENCIES (3.1%)

	Freddie Mac (3.1%)
1,915,000	2.375%, 1/13/22	1,860,953

	Total U.S. Government Agencies (Cost $1,859,732)	1,860,953

U.S. TREASURY BONDS (2.8%)

658,000	4.500%, 2/15/36	783,534
1,000,000	2.875%, 5/15/43	885,000

	Total U.S. Treasury Bonds (Cost $1,688,772)	1,668,534

U.S. TREASURY NOTES (2.4%)

1,500,000	1.750%, 5/15/23	1,404,843

	Total U.S. Treasury Notes (Cost $1,456,221)	1,404,843

Shares		Fair Value
INVESTMENT COMPANY (1.2%)
719,699	Federated Treasury Obligations Fund, Institutional Shares	$719,699

	Total Investment Company (Cost $719,699)	719,699

Total Investments — 110.2% (Cost $66,535,945)		65,843,396
Net Other Assets (Liabilities) — (10.2)%		(6,113,307)

NET ASSETS — 100.0%		$59,730,089

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Represents securities purchased on a when-issued basis. At June 30, 2013, total cost of investments purchased on a when-issued basis was $6,795,948.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (89.2%)

	Kentucky (89.2%)
$490,000	Ballard County, KY, School District Finance Corp., Ballard County School Building, Refunding Revenue, (State Intercept), 3.000%, 6/1/20	$503,887
500,000	Christian County, KY, Public Courthouse Corp., Court Facility Project, Refunding Revenue, (AMBAC), 4.000%, 8/1/16	542,915
500,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	571,070
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, (State Intercept), 5.000%, 10/1/21	581,885
700,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building, Refunding Revenue, Series A, (AGM), 5.250%, 1/1/19	820,092
500,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Transit Improvements Revenue, First Series, (NATL-RE), 4.500%, 9/1/17	559,970
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	574,673
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, University & College Revenue, Series A, Callable 10/1/17 @ 100, (AMBAC), 5.000%, 10/1/18	338,550
690,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	763,609
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Hospital Improvements Revenue, Series A, 5.000%, 6/1/16	544,285
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding & Improvement Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	608,191
500,000	Kentucky Infrastructure Authority, Waste Water & Drinking Water Revolving Fund, Water Utility Improvements Revenue, Series A, Callable 2/1/22 @ 100, 5.000%, 2/1/28	553,655
500,000	Kentucky Municipal Power Agency, Prairie State Project, Power Improvements Revenue, Series A, (AGM), 5.000%, 9/1/20	581,375
545,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvement Revenue, Callable 2/1/23 @ 100, 4.000%, 2/1/25	566,871
370,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, 4.000%, 2/1/22	395,197

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	$540,615
500,000	Kentucky State Property & Buildings Commission, Project No. 101, Refunding Revenue, 5.000%, 10/1/19	581,260
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	493,214
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	537,689
525,000	Kentucky Turnpike Authority, Revitalization Projects Refunding Revenue, Series B, Callable 7/1/15 @ 100, (AMBAC), 5.000%, 7/1/25	565,782
670,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	762,205
455,000	Laurel County, KY, Judicial Center Public Properties Corp., Justice Center Projects, Public Improvements Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	477,891
525,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	612,796
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Catholic Health Initiatives, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 12/1/35	508,990
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Louisville Gas & Electric Co., Refunding Revenue, Series A, 1.650%, 10/1/33(a)	498,855
400,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Prerefunded Revenue, Series A, Callable 5/15/15 @ 100, (AGM), 5.000%, 5/15/19	433,492
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	543,445
205,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Unrefunded Revenue, Series A, Callable 5/15/15 @ 100, (AGM), 5.000%, 5/15/19	220,279
500,000	Louisville Regional Airport Authority, Refunding Revenue, Series B, 3.000%, 7/1/15	518,825
790,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC, State Intercept), OID, 4.250%, 9/1/21	839,667
500,000	Owensboro, KY, Refunding & Improvements G.O., Series B, 3.000%, 6/1/21	506,915
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100, (Assured Guaranty), 5.250%, 9/15/21	612,109

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency, Refunding & Improvements Revenue, Series A, (XLCA), 4.000%, 1/1/16	$625,804
610,000	Pike County, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), 3.000%, 11/1/20	631,490
660,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	767,125
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	315,535
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	209,984
375,000	Warren County, KY, Community Hospital Corp. Project, Refunding Revenue, Series A, 5.000%, 8/1/14	389,453
380,000	Warren County, KY, Community Hospital Corp. Project, Refunding Revenue, Series A, 5.000%, 8/1/17	418,578

	Total Municipal Bonds (Cost $20,238,270)	21,118,223

Shares		Fair Value
INVESTMENT COMPANY (12.5%)

2,958,369	Federated Tax-Free Obligations Fund, Institutional Class	$2,958,369

	Total Investment Company (Cost $2,958,369)	2,958,369

Total Investments — 101.7% (Cost $23,196,639)		24,076,592
Net Other Assets (Liabilities) — (1.7)%		(412,186)

NET ASSETS — 100.0%		$23,664,406

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2013. The maturity date reflected is the final maturity date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (94.6%)

	District of Columbia (3.6%)
$ 550,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/20	$645,964
1,000,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/27	1,109,220

		1,755,184

	Maryland (91.0%)
1,000,000	Anne Arundel County, MD, Consolidation General Improvements, Refunding G.O., Callable 4/1/22 @ 100, 4.000%, 4/1/24	1,081,890
1,000,000	Anne Arundel County, MD, Consolidation General Improvements, Refunding G.O., Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,156,340
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	880,438
1,290,000	Baltimore County, MD, 75th Issue, Refunding G.O., 4.000%, 8/1/20	1,467,156
1,085,000	Baltimore County, MD, Certificate of Participation, Health and Social Services Building Project, Refunding, 3.000%, 10/1/20	1,120,957
945,000	Baltimore, MD, Consolidated Public Improvements, G.O., Series A, Callable 10/15/22 @ 100, 5.000%, 10/15/25	1,082,327
500,000	Baltimore, MD, Consolidated Public Improvements, Refunding G.O., Series B, 5.000%, 10/15/20	594,480
600,000	Baltimore, MD, Refunding Certificate of Participation, Series A, 5.000%, 10/1/17	684,102
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	273,290
1,250,000	Charles County, MD, Refunding G.O., 4.000%, 3/1/20	1,399,825
1,000,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., 4.000%, 8/1/21	1,124,730
1,025,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., Series B, 4.000%, 8/1/17	1,139,985
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	173,471
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	183,376
250,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series K, 4.100%, 9/1/16	263,353
690,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	717,648

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$ 315,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series B, 3.750%, 9/1/14	$324,727
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	296,977
165,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	179,873
500,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	592,610
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	469,476
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects, Refunding Revenue (AGC), 5.000%, 6/1/16	798,041
555,000	Maryland Environmental Service, Mid Shore II Regional Landfill, Resource Recovery Improvements Revenue, 4.000%, 11/1/17	612,148
1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	1,237,575
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	969,075
1,045,000	Maryland Health & Higher Educational Facilities Authority, Goucher College, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,165,238
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	541,840
1,260,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue, Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,489,887
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	579,290
330,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health, Refunding Revenue, 5.000%, 8/15/19	376,745
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, 5.000%, 7/1/15	344,989
725,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	740,000

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$ 400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	$456,432
400,000	Maryland State Department of Transportation, Transit Improvements Revenue, 5.250%, 12/15/17	470,532
500,000	Maryland State Department of Transportation, Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	565,635
1,005,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Transit Improvements Revenue, 5.000%, 3/1/16	1,115,078
635,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, 5.000%, 7/1/19	749,852
1,000,000	Maryland State Transportation Authority, Transportation Facilities Project, Refunding Revenue, Callable 7/01/22 @ 100 (G.O. of Authority), 4.500%, 7/1/23	1,137,960
590,000	Maryland, State & Local Facilities, Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	672,866
1,660,000	Maryland, State & Local Facilities, Loan Public Improvements G.O., Series C, 5.000%, 11/1/17	1,930,364
250,000	Montgomery County Housing Opportunities Commission, Local Single Family Housing Revenue, Series A, 3.700%, 7/1/14	257,370
250,000	Montgomery County Housing Opportunities Commission, Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	262,965
1,000,000	Montgomery County, MD, Consolidated Public Improvements G.O., Series A, Callable 6/1/15 @ 100, 5.000%, 6/1/24	1,073,420
775,000	Montgomery County, MD, Consolidated Public Improvements, Refunding G.O., Series A, 5.000%, 7/1/15	844,603
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	528,210
1,000,000	Montgomery County, MD, Public Transportation Equipment Transit Improvements Certificate of Participation, 4.000%, 5/1/17	1,093,650
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	811,515

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$1,015,000	Prince George’s County, MD, Consolidated Public Improvements G.O., Series A, 4.000%, 9/15/15	$1,092,434
1,000,000	Prince George’s County, MD, Consolidated Public Improvements G.O., Series A, Callable 9/15/21 @ 100, 5.000%, 9/15/28	1,122,920
1,800,000	Prince George’s County, MD, Equipment Acquisition Program, Public Improvements Certificate of Participation, 4.000%, 10/15/15	1,937,340
505,000	Prince George’s County, MD, Equipment Acquisition Program, Public Improvements Certificate of Participation, 3.000%, 10/15/19	533,881
800,000	Queen Anne’s County, MD, Public Facilities, Refunding G.O., 3.000%, 1/15/19	856,248
520,000	Saint Mary’s College of Maryland, Refunding Revenue, Series A, 4.000%, 9/1/21	567,544
500,000	Talbot County, MD, School Public Improvements G.O., 5.000%, 12/15/16	569,335
1,140,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	1,272,935

		43,984,948

	Total Municipal Bonds (Cost $45,334,271)	45,740,132

Shares
INVESTMENT COMPANY (8.5%)

4,092,659	Federated Tax-Free Obligations Fund, Institutional Class	4,092,659

	Total Investment Company (Cost $4,092,659)	4,092,659

Total Investments — 103.1% (Cost $49,426,930)		49,832,791
Net Other Assets (Liabilities) — (3.1)%		(1,488,843)

NET ASSETS — 100.0%		$48,343,948

AGC — Assured Guaranty Corp.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

OID — Original Issue Discount

VA — Veterans Administration

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.5%)

	North Carolina (97.5%)
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,671,030
2,655,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,894,083
1,000,000	Beaufort County, NC, Refunding Limited G.O., Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,122,800
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,121,700
1,245,000	Brunswick County, NC, Refunding G.O., 4.000%, 2/1/19	1,390,267
1,075,000	Brunswick County, NC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/23	1,229,252
1,565,000	Brunswick County, NC, Refunding Revenue, Series A, Callable 4/1/22 @ 100, 5.000%, 4/1/29	1,704,927
1,935,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,129,680
1,000,000	Buncombe County, NC, University & College Improvements Certificate of Participation, Callable 4/1/16 @ 100 (NATL-RE), 5.000%, 4/1/19	1,092,580
1,060,000	Burlington, NC, Combined Enterprise System, Water Utility Improvements Revenue, Callable 2/1/22 @ 100, 5.000%, 2/1/34	1,130,045
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,124,090
1,960,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, 5.000%, 1/1/17	2,199,316
1,520,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,749,870
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,971,318
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,472,215
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,653,799
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,289,607
1,005,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,102,053
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,110,550
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,109,480
1,000,000	Charlotte, NC, Airport Refunding Revenue, Series B, 5.000%, 7/1/15	1,082,270

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	$1,086,040
1,280,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,404,813
1,000,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,098,410
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Refunding Revenue, Series A, 5.000%, 1/15/17	1,125,870
4,765,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	5,397,792
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,242,040
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,193,460
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,632,075
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,251,340
1,000,000	Edgecombe County, NC, Refunding Revenue, Callable 6/1/23 @ 100, 5.000%, 6/1/24	1,110,360
1,390,000	Edgecombe County, NC, Refunding Revenue, Callable 6/1/23 @ 100, 5.000%, 6/1/28	1,478,293
380,000	Elizabeth City State University, University & College Improvements Revenue, Series A (AGM), 4.000%, 4/1/14	390,150
2,170,000	Fayetteville, NC, Public Works Commission, Refunding Revenue, Series A, 5.000%, 3/1/16	2,401,973
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL-RE), 5.000%, 9/1/22	1,214,972
1,000,000	Henderson County, NC, School Improvements Certificate of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,107,700
1,030,000	Henderson County, NC, University & College Improvements Revenue, Series B, 4.000%, 12/1/16	1,124,482
110,000	Holly Springs, NC, Parks & Recreation, Facilities Improvements G.O., Callable 2/1/22 @ 100, 3.000%, 2/1/25	108,370
1,150,000	Iredell County, NC, School Improvements Project, Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/22	1,257,985
1,000,000	Lee County, NC, Public Facilities Projects, School Improvements Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	1,103,600
1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	1,753,188
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,907,383

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,670,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/21	$1,859,178
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	2,036,055
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,845,106
800,000	Lincolnton, NC, Combined Enterprise System, Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	830,776
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,410,940
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,412,390
1,000,000	Mooresville, NC, Enterprise System Refunding Revenue, Callable 5/1/22 @ 100, 4.000%, 5/1/24	1,066,190
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,085,680
1,460,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,626,805
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,181,165
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,202,887
2,500,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, 4.000%, 10/1/19	2,726,150
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,399,794
645,000	New Hanover County, NC, Refunding Revenue, Callable 12/1/22 @ 100, 5.000%, 12/1/27	718,343
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,116,020
1,050,000	New Hanover County, NC, Regional Medical Center, Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,157,625
2,400,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	2,860,368
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,090,940
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare, Refunding Revenue, Series A, 4.000%, 1/1/16	2,128,324
2,095,000	North Carolina Medical Care Commission, Caromont Health Facilities, Health Hospital, Nursing Home Improvements Revenue (Assured Guaranty), OID, 3.500%, 2/15/19	2,235,763

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	$1,043,421
1,515,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, Callable 10/1/14 @ 100, OID, 4.000%, 10/1/18	1,614,520
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	1,021,597
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,347,949
965,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects, Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	986,278
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,044,710
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,470,350
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,623,728
1,910,000	North Carolina Medical Care Commission, Novant Health Obligation Group, Refunding Revenue, Series A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	1,938,001
1,000,000	North Carolina Medical Care Commission, Novant Health, Refunding Revenue, Callable 11/1/13 @ 100 (AGM-CR), 5.000%, 11/1/15	1,012,850
2,600,000	North Carolina Medical Care Commission, Rex Healthcare, Refunding Revenue, Series A, 5.000%, 7/1/17	2,923,050
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/29/13 @ 100, OID, 6.250%, 10/1/19	1,002,090
2,000,000	North Carolina Medical Care Commission, Universal Health System, Refunding Revenue, Series E2, 6.000%, 12/1/36(a)	2,150,320
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,004,012
2,000,000	North Carolina Medical Care Commission, Wakemed, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/27	2,165,440
2,000,000	North Carolina Medical Care Commission, Wakemed, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/31	2,096,520

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,115,000	North Carolina Medical Care Commission, Wilson Medical Center, Refunding Revenue, 5.000%, 11/1/17	$1,252,992
745,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	829,148
1,360,000	North Carolina Municipal Power Agency No. 1, Catawba Electric, Revenue, Series B, 4.000%, 1/1/22	1,464,638
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,249,240
1,000,000	North Carolina State, Annual Appropriation, Public Improvements Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/24	1,130,790
1,080,000	North Carolina State, Highway Improvements Vehicle, Revenue (NATL-RE), 5.000%, 3/1/16	1,196,672
2,150,000	North Carolina State, Highway Improvements Vehicle, Revenue (NATL-RE), 5.000%, 3/1/17	2,439,713
1,085,000	North Carolina State, Highway Improvements Vehicle, Revenue, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,210,882
4,000,000	North Carolina State, Highway Improvements Vehicle, Revenue, Callable 9/1/17 @ 100, 4.000%, 3/1/23(a)	4,303,400
4,900,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	5,291,069
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,303,729
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,725,552
2,000,000	North Carolina State, University & College Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,247,580
1,000,000	North Carolina State, Water Utility Improvements, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,104,860
2,140,000	Onslow County, NC, Public Improvements Limited Obligation Revenue, Series A, Callable 12/1/22 @ 100, 4.000%, 6/1/26	2,196,368
1,520,000	Onslow Water & Sewer Authority, Water Utility Improvements Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,576,818
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,551,554
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,255,689
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,147,350
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,330,697
1,075,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/28	1,155,829

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	$1,562,777
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,557,476
1,535,000	Pitt County, NC, Pitt County Memorial Hospital Project, Refunding Revenue, Callable 7/29/13 @ 100, OID, 5.500%, 12/1/15	1,616,386
1,400,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B, 3.000%, 11/1/16	1,482,348
2,150,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,327,741
2,000,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/22 @ 100, 5.000%, 3/1/27	2,254,320
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,822,188
1,525,000	Rockingham County, NC, Public Improvements Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,715,015
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,705,303
1,825,000	Smithville Township, NC, Limited Tax Hospital, Refunding G.O., 5.000%, 6/1/24	2,112,437
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,137,915
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,098,210
1,260,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/24	1,347,016
1,380,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/25	1,453,982
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,649,682
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,163,120
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/24	1,160,340
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,258,397
4,000,000	University of North Carolina at Chapel Hill, University & College Improvements Revenue, Callable 12/1/17 @ 100, 5.000%, 12/1/36	4,386,720
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,626,447
2,000,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/36	2,132,160
1,160,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, 4.000%, 10/1/15	1,244,518

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	$3,761,551
3,095,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,626,257
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,682,357
1,975,000	University of North Carolina System, The University of North Carolina at Greensboro, Refunding Revenue, Series B2, 5.000%, 4/1/17	2,242,000
1,005,000	University of North Carolina System, University & College Improvements Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,120,082
1,565,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.250%, 10/1/14	1,633,969
1,000,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.500%, 10/1/17	1,107,040
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,398,169
1,000,000	Wilson, NC, Public Facilities Project, Public Improvements Certificate of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,103,470
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,061,270
1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,124,010

	Total Municipal Bonds (Cost $226,533,245)	232,815,806

Shares		Fair Value
INVESTMENT COMPANY (2.2%)
5,216,479	Federated North Carolina Municipal Cash Trust, Institutional Shares	$5,216,479

	Total Investment Company (Cost $5,216,479)	5,216,479

Total Investments — 99.7% (Cost $231,749,724)		238,032,285
Net Other Assets (Liabilities) — 0.3%		615,840

NET ASSETS — 100.0%		$238,648,125

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2013. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (90.9%)

	South Carolina (90.9%)
$1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	$1,120,960
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/22 @ 100, 4.000%, 7/15/27	1,020,500
1,000,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/17	1,137,570
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,270,715
1,055,000	Beaufort County, SC, Refunding G.O., Series A (State Aid Withholding), 4.000%, 3/1/18	1,176,789
1,000,000	Beaufort County, SC, School District, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,087,360
505,000	Bennettsville, SC, Combined Utility System, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.625%, 2/1/16	508,176
545,000	Bennettsville, SC, Combined Utility System, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.875%, 2/1/18	547,403
215,000	Camden, SC, Combined Public Utility System, Unrefunded, Combined Refunding & Improvement Revenue, Callable 3/1/14 @ 100 (NATL-RE, FGIC), 5.000%, 3/1/15	220,951
760,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	847,339
595,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/20	697,929
700,000	Charleston County, SC, Capital Improvement Transition Sales Tax G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 4.000%, 11/1/28	725,620
1,000,000	Charleston County, SC, School District Development Corp., Refunding G.O., Series A (SCSDE), 5.000%, 2/1/23	1,198,160
965,000	Coastal Carolina University, University & College Improvements Revenue, 4.000%, 6/1/17	1,058,981
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,425,238
1,000,000	Dorchester County, SC, School District #2, Growth Installment Purchase Refunding Revenue, 5.000%, 12/1/22	1,155,110
1,000,000	Dorchester County, SC, Transportation Projects, Refunding G.O., Series A, 4.000%, 5/1/20	1,123,430
1,170,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	1,299,531
200,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series A, 4.000%, 4/1/15	210,394
335,000	Fort Mill School Facilities Corp., School Improvement Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	367,364

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,030,000	Georgetown County, SC, Refunding G.O. (State Aid Withholding), 4.000%, 3/1/23	$1,138,418
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,155,110
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/23	1,154,460
1,075,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,192,917
1,340,000	Greenville, SC, Hospital System Board, Facilities Refunding Revenue, 5.000%, 5/1/21	1,522,655
1,085,000	Greenville, SC, Hospital System Board, Facilities Refunding Revenue, Series A, Callable 5/1/18 @100, 5.250%, 5/1/22	1,218,824
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,078,000
395,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 4.875%, 10/1/22	424,981
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	568,070
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,296,389
500,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue (AGC), 5.000%, 12/1/16	558,510
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,637,215
825,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/15	895,348
250,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/16	278,235
725,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	810,456
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,183,170
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,124,460
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,074,138
565,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/25	627,495
790,000	Newberry Investing in Children’s Education, Newberry County School District Project, School Improvements Revenue, 5.250%, 12/1/14	836,191
1,000,000	North Charleston, SC, Sewer District, Sewer Improvements G.O., Callable 1/1/21 @100 (State Aid Withholding), 4.000%, 1/1/23	1,089,230
245,000	North Myrtle Beach, SC, Recreational Facility Improvements G.O. (State Aid Withholding), 4.000%, 3/1/19	273,636

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$ 290,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	$311,570
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	955,484
1,100,000	Orangeburg County, SC, School District No. 5, Refunding G.O., Callable 3/1/17 @100 (NATL-RE, SCSDE), 4.000%, 3/1/19	1,181,906
420,000	Piedmont Municipal Power Agency, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	483,088
870,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	951,902
425,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	484,627
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,041,000
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,111,800
250,000	Renewable Water Resources Sewage System, Refunding Revenue, Series A, Callable 1/1/20 @ 100, 5.000%, 1/1/21	288,625
1,000,000	Richland County, SC, School District No. 1, Refunding G.O., Series A, Callable 9/1/21 @ 100 (SCSDE), 4.000%, 3/1/27	1,032,850
1,000,000	Rock Hill, SC, Combined Utility System, Refunding & Improvements Revenue, Series B (AGM), 5.000%, 1/1/20	1,160,370
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,145,160
365,000	Rock Hill, SC, Public Improvements G.O., Callable 4/1/21 @ 100 (State Aid Withholding), 5.000%, 4/1/26	404,909
390,000	Rock Hill, SC, Public Improvements G.O., Callable 4/1/21 @ 100 (State Aid Withholding), 5.000%, 4/1/27	427,900
1,090,000	Rock Hill, SC. Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,235,439
150,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue (AGM), 5.000%, 12/1/14	159,491
520,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	575,936
825,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	910,849
905,000	SCAGO Educational Facilities Corp. for Spartanburg School District No. 5, Spartanburg County Project, School Improvements Revenue, Callable 10/1/15 @ 100 (AGM), 5.000%, 4/1/21	974,423

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	$568,610
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	573,920
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	625,443
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,053,190
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,653,675
1,000,000	South Carolina Jobs-Economic Development Authority, Electric & Gas Co. Project, Refunding Revenue, Callable 2/1/23 @ 100, 4.000%, 2/1/28	989,070
800,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project, Health, Hospital, Nursing Home Improvements Revenue, OID, 5.000%, 9/15/18	872,080
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	565,965
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	563,080
1,050,000	South Carolina State Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,213,370
540,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	602,003
1,030,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	1,128,787
1,015,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	1,103,691
1,225,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	1,327,312
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	550,225
385,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	421,521

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,000,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, 5.000%, 4/15/20	$1,132,710
600,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	663,828
400,000	Spartanburg County, SC, School District No. 1, School Improvements G.O., Callable 9/1/16 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	441,108
250,000	Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities, Refunding Revenue, 5.000%, 12/15/13	255,033
830,000	Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities, Refunding Revenue, 4.500%, 12/15/16	902,849
1,080,000	University of South Carolina, Moore School Business Project, University & College Improvements Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/28	1,179,889
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	538,010
310,000	York County, SC, Public Improvements G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	344,937
370,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	427,798

	Total Municipal Bonds (Cost $72,962,654)	73,872,861

Shares		Fair Value
INVESTMENT COMPANY (8.1%)

6,550,442	Federated Tax-Free Obligations Fund, Institutional Class	$6,550,442

	Total Investment Company (Cost $6,550,442)	6,550,442

Total Investments — 99.0% (Cost $79,513,096)		80,423,303
Net Other Assets (Liabilities) — 1.0%		819,329

NET ASSETS — 100.0%		$81,242,632

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.1%)

	District of Columbia (1.4%)
$1,115,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,286,643
600,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	694,116

		1,980,759

	Virginia (94.7%)
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,261,464
1,000,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, Callable 6/1/21 @ 100, OID, 4.000%, 6/1/30	987,860
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,122,390
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,208,920
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,131,860
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution, Refunding Revenue, (BHAC-CR, NATL-RE), 5.500%, 7/1/25	1,286,131
875,000	Chesapeake, VA, Refunding G.O., Series A, (State Aid Withholding), 4.000%, 12/1/21	982,678
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,215,610
475,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/21	539,258
550,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100, (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/22	616,402
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,585,757
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, 5.000%, 6/1/22	2,938,150
1,370,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Callable 6/1/22 @ 100, 3.000%, 6/1/23	1,363,780
1,000,000	Fairfax County, VA, Economic Development Authority, Route 28 Project, Refunding Revenue, Special Tax, 4.000%, 4/1/22	1,082,920
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	1,150,460
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System, Refunding Revenue, Series D, Callable 5/15/22 @ 100, 4.000%, 5/15/29	959,020

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$795,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project, Refunding Revenue, Series C, 5.000%, 5/15/18	$917,192
915,000	Fairfax County, VA, Redevelopment & Housing Authority, Redevelopment & Housing Refunding Revenue, 3.500%, 10/1/18	988,511
1,325,000	Fairfax County, VA, Water Authority, Water Refunding Revenue, Series A, 4.000%, 4/1/21	1,499,807
1,250,000	Fairfax County, VA, Water Authority, Water Refunding Revenue, Series A, 4.000%, 4/1/23	1,404,550
1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,153,050
1,775,000	Harrisonburg, VA, Public Improvements, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 7/15/18	2,070,147
1,830,000	Henrico County, VA, Water & Sewer System, Refunding Revenue, 4.000%, 5/1/17	2,031,062
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,858,739
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/16	1,161,219
1,000,000	Loudoun County, VA, School Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/15	1,107,080
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,597,348
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,798,939
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, 5.000%, 2/1/18	1,506,845
1,000,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,080,960
1,330,000	Newport News Economic Development Authority, Refunding Revenue, Series A, Callable 7/1/22 @ 100, (Municipal Government GTD), 5.000%, 7/1/25	1,519,445
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,254,500
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,215,080
1,105,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,184,184
500,000	Norfolk, VA, Bond Anticipation Notes Refunding G.O., Series A, Callable 7/29/13 @ 100, 3.000%, 1/1/14	503,180

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	$1,029,270
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,100,860
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,112,140
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,133,970
400,000	Northern Transportation District Commission, Virginia Railway Express Project, Refunding Revenue, Callable 7/29/13 @ 100, (AGM), 5.375%, 7/1/14	401,628
1,000,000	Pittsylvania County, VA, Refunding G.O., Series B, 3.000%, 3/1/16	1,051,260
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,161,090
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,526,989
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,039,528
1,175,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/19	1,372,388
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,370,354
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, 5.000%, 2/1/27	1,920,728
1,655,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, (State Aid Withholding), 4.000%, 7/15/19	1,853,948
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,541,929
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,680,149
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,239,351
1,500,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 3.500%, 10/1/18	1,620,510
1,035,000	Richmond Metropolitan Authority, Expressway, Refunding Revenue, (NATL-RE, FGIC), 5.250%, 7/15/15	1,120,667
1,520,000	Richmond Metropolitan Authority, Expressway, Refunding Revenue, (NATL-RE, FGIC), 5.250%, 7/15/16	1,687,352
1,400,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/20	1,615,964
1,760,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/22	1,987,181
880,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, Callable 7/1/13 @ 101, (NATL-RE), 5.000%, 7/1/17	889,143

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,415,000	Roanoke, VA, Economic Development Authority, Carillion Health System, Remarketing, Refunding Revenue, Series C, (AGM), 5.000%, 7/1/17	$1,587,630
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,166,209
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	980,208
1,090,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 4.000%, 11/1/23	1,156,359
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,711,336
1,000,000	Spotsylvania County, VA, Public Improvements, G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,096,990
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,546,309
765,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association Counties Program, Economic Improvements Revenue, Series B, (XLCA), 5.000%, 8/1/16	833,154
1,515,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association, Public Improvements Revenue, Series I, 4.000%, 2/1/16	1,620,626
800,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association, Public Improvements Revenue, Series I, 4.000%, 2/1/17	866,568
1,000,000	Suffolk, VA, Public Improvements, Refunding G.O., Callable 12/1/15 @100, 5.000%, 12/1/18	1,092,980
1,300,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/16	1,439,334
2,425,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/17	2,756,740
3,700,000	Upper Occoquan, VA, Sewage Authority, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (AGM), 4.500%, 7/1/29	3,810,963
1,075,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	1,270,779
1,000,000	Virginia College Building Authority, Educational Facilities, Refunding Revenue, Series A, (State Intercept), 5.000%, 9/1/19	1,177,650
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,140,856
2,200,000	Virginia College Building Authority, Public Higher Education Financing Program, Revenue, Series A, Callable 9/1/17 @ 100, (State Intercept), OID, 4.500%, 9/1/26	2,283,468

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,505,000	Virginia College Building Authority, Public Higher Education Financing Program, University & College Improvements Revenue, Series A, Callable 9/1/21 @ 100, (State Intercept), 4.000%, 9/1/22	$1,648,758
845,000	Virginia College Building Authority, University & College Improvements Revenue, Series A, Callable 2/1/18 @ 100, (State Intercept), 5.000%, 2/1/21	953,608
1,620,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Anticipation Revenue, 5.000%, 9/15/18	1,890,896
1,000,000	Virginia Commonwealth, University & College Improvements G.O., Series A1, 4.000%, 6/1/20	1,136,990
1,075,000	Virginia Housing Development Authority, Refunding Revenue, Series A1, Callable 7/1/19 @ 100, (G.O. of Authority), 4.600%, 7/1/25	1,137,920
1,500,000	Virginia Housing Development Authority, State Single Family Housing Revenue, Series A, 3.900%, 3/1/19	1,597,800
1,900,000	Virginia Housing Development Authority, State Single Family Housing Revenue, Sub-Series C-3, Callable 10/1/22 @ 100, 2.800%, 4/1/25	1,797,590
1,500,000	Virginia Port Authority, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,639,605
1,000,000	Virginia Public Building Authority, Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100, (NATL-RE), 5.000%, 8/1/18	1,135,440
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,237,920
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution, School Improvement Revenue, Series B, Callable 8/1/17 @100, (NATL-RE), 5.000%, 8/1/26	1,098,790
1,150,000	Virginia Resources Authority, State Revolving Fund, Refunding Revenue, 5.500%, 10/1/17	1,354,666
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,997,709
600,000	Virginia Small Business Financing Authority, Sentara Healthcare, Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	646,782

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,255,000	Western Regional Jail Authority, Correctional Facilities Improvement Revenue, Callable 6/1/17 @ 100, (NATL-RE), 4.750%, 6/1/23	$1,383,901
2,000,000	York County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, 4.050%, 5/1/33(a)	2,050,460

		131,987,891

	Total Municipal Bonds (Cost $130,720,303)	133,968,650

Shares
INVESTMENT COMPANY (3.4%)
4,663,302	Federated Virginia Municipal Money Market Portfolio, Institutional Class	4,663,302

	Total Investment Company (Cost $4,663,302)	4,663,302

Total Investments — 99.5% (Cost $135,383,605)		138,631,952
Net Other Assets (Liabilities) — 0.5%		755,994

NET ASSETS — 100.0%		$139,387,946

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2013. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

GTD — Guaranteed

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.0%)

	West Virginia (97.0%)
$1,560,000	Berkeley County, WV, Board of Education, Refunding Public School, G.O., 2.000%, 5/1/16	$1,597,549
975,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	1,028,167
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM, West Virginia Board Commission), 5.000%, 5/1/23	754,159
1,450,000	Cabell County, WV, Board of Education, School Improvements G.O., (NATL-RE), 5.000%, 5/1/16	1,610,356
1,215,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series B, 4.000%, 6/1/19	1,334,811
1,005,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,131,359
1,495,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,682,966
1,360,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, (AGM), 3.000%, 7/1/18	1,428,530
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,131,977
2,250,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,588,445
2,090,000	Hancock County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, (West Virginia Board Commission), OID, 4.500%, 5/1/32	2,156,796
745,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/18	813,562
1,605,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,758,582
815,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/20	893,762
435,000	Logan County, WV, 1st Mortgage, Logan County, Health, Hospital, Nursing Home Improvements, Revenue, 8.000%, 12/1/16	496,078
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	1,966,679
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,530,515
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,700,572
800,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	880,552

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	$1,798,457
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,147,880
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 4.000%, 5/1/25	1,029,020
815,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	881,553
1,470,000	Monongalia County, WV, Building Commission, Health, Hospital, Nursing Home Improvement Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,526,139
745,000	Ohio County, WV, County Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	748,993
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems, Refunding Revenue, Series C, (NATL-RE, FGIC), 5.000%, 9/1/14	1,243,157
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems, Refunding Revenue, Series C, (NATL-RE, FGIC), 5.000%, 9/1/15	1,424,084
420,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 3.000%, 5/1/17	443,491
960,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 4.000%, 5/1/21	1,052,419
795,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/22	857,105
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,288,166
1,265,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,325,113
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,043,280
1,645,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,831,724
1,000,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,078,200
2,105,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	2,359,916
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,088,540

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$1,400,000	Shepherd University Board of Governors, Residence Facilities Projects, University & College Improvements, Revenue, Callable 6/1/15 @ 100, (NATL-RE), 5.000%, 6/1/25	$1,492,526
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,301,470
2,600,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	2,859,714
750,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	814,374
1,000,000	West Virginia Economic Development Authority, Ohio Power Co. Amos Project, Resource Recovery Improvements Revenue, Series A, 3.125%, 3/1/43(a)	1,028,700
1,710,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,801,639
2,390,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	2,477,665
670,000	West Virginia Higher Education Policy Commission, Community & Technology Capital Improvements Revenue, Series A, 5.000%, 7/1/17	758,534
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,865,664
250,000	West Virginia Higher Education Policy Commission, Higher Educational Facilities, Refunding Revenue, Series B, Callable 4/1/14 @ 100, (NATL-RE, FGIC), 5.000%, 4/1/16	257,200
640,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 9/1/16 @ 100, OID, 6.500%, 9/1/16	719,002
845,000	West Virginia Hospital Finance Authority, Health System Obligation, Health, Hospital, Nursing Home Improvements, Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	886,743
1,575,000	West Virginia Hospital Finance Authority, United Health System Obligation, Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	1,659,987
1,655,000	West Virginia Hospital Finance Authority, United Hospital Center, Inc. Project, Revenue, Series A, Callable 6/1/16 @100, OID, (AMBAC), 4.750%, 6/1/31	1,662,563
1,755,000	West Virginia Housing Development Fund, Refunding Revenue, Series A, 2.750%, 11/1/20	1,765,793

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$1,000,000	West Virginia Housing Development Fund, Refunding Revenue, Series A, Callable 5/1/21 @100, 3.050%, 11/1/22	$1,012,830
2,325,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, (NATL-RE, FGIC), 5.000%, 7/1/16	2,596,653
1,855,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL-RE, FGIC), 5.000%, 7/1/18	2,090,121
1,640,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL-RE, FGIC), 5.000%, 7/1/19	1,838,670
2,500,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL-RE, FGIC), 5.000%, 7/1/20	2,796,675
550,000	West Virginia School Building Authority, School Improvements Revenue, 5.000%, 7/1/16	613,910
1,300,000	West Virginia School Building Authority, School Improvements Revenue, 5.000%, 7/1/18	1,506,856
1,000,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,089,610
1,840,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @100, 5.250%, 7/1/21	2,113,185
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,039,745
1,020,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE, FGIC, G.O. of Authority), 5.250%, 5/15/17	1,167,808
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE, FGIC, G.O. of Authority), 5.250%, 5/15/19	2,354,480
2,220,000	West Virginia University, University Project Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/23	2,560,015
1,500,000	West Virginia University, University Projects, University & College Improvement Revenue, Series B, 5.000%, 10/1/20	1,765,965
1,035,000	West Virginia University, University Projects, University & College Improvements Revenue, Series A, (NATL-RE), 5.250%, 4/1/28	1,210,960
500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/19	585,085
3,665,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/36	3,915,063
130,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series AII, 3.000%, 11/1/21	131,837

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$1,110,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series B, Callable 11/1/13 @ 101, (AMBAC), 5.250%, 11/1/23	$1,138,472
2,090,000	West Virginia, State Road, Refunding G.O., (NATL-RE, FGIC), 5.000%, 6/1/15	2,266,772
3,090,000	Wheeling, WV, Waterworks & Sewerage System, Combined Water Utility Improvements Revenue, Callable 6/1/23 @ 100, 4.000%, 6/1/26	3,144,075
1,265,000	Wood County, WV, Board of Education, Public School Refunding G.O., 4.000%, 5/1/20	1,399,849

	Total Municipal Bonds (Cost $109,479,463)	111,342,864

Shares
INVESTMENT COMPANY (2.0%)
2,257,778	Federated Tax-Free Obligations Fund, Institutional Class	2,257,778

	Total Investment Company (Cost $2,257,778)	2,257,778

Fair Value
Total Investments — 99.0% (Cost $111,737,241)	$113,600,642
Net Other Assets (Liabilities) — 1.0%	1,174,229

NET ASSETS — 100.0%	$114,774,871

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2013. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Conservative Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (97.9%)
213,197	Sterling Capital Equity Income Fund, Institutional Class	$3,843,938
187,685	Sterling Capital Special Opportunities Fund, Institutional Class	3,864,433
1,048,453	Sterling Capital Total Return Bond Fund, Institutional Class	11,071,664

	Total Affiliated Investment Companies (Cost $17,942,210)	18,780,035

NON-AFFILIATED INVESTMENT COMPANY (2.0%)
389,171	Federated Treasury Obligations Fund, Institutional Shares	389,171

	Total Non-Affiliated Investment Company (Cost $389,171)	389,171

Total Investments — 99.9% (Cost $18,331,381)		19,169,206
Net Other Assets (Liabilities) — 0.1%		11,991

NET ASSETS — 100.0%		$19,181,197

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (97.7%)
568,676	Sterling Capital Equity Income Fund, Institutional Class	$10,253,233
500,639	Sterling Capital Special Opportunities Fund, Institutional Class	10,308,148
1,221,591	Sterling Capital Total Return Bond Fund, Institutional Class	12,900,004

	Total Affiliated Investment Companies (Cost $31,699,958)	33,461,385

NON-AFFILIATED INVESTMENT COMPANY (2.3%)
791,517	Federated Treasury Obligations Fund, Institutional Shares	791,517

	Total Non-Affiliated Investment Company (Cost $791,517)	791,517

Total Investments — 100.0% (Cost $32,491,475)		34,252,902
Net Other Assets (Liabilities) — (0.0%)		(5,365)

NET ASSETS — 100.0%		$34,247,537

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (98.1%)
532,998	Sterling Capital Equity Income Fund, Institutional Class	$9,609,953
469,247	Sterling Capital Special Opportunities Fund, Institutional Class	9,661,787
554,359	Sterling Capital Total Return Bond Fund, Institutional Class	5,854,029

	Total Affiliated Investment Companies (Cost $23,680,333)	25,125,769

NON-AFFILIATED INVESTMENT COMPANY (1.9%)
470,627	Federated Treasury Obligations Fund, Institutional Shares	470,627

	Total Non-Affiliated Investment Company (Cost $470,627)	470,627

Total Investments — 100.0% (Cost $24,150,960)		25,596,396
Net Other Assets (Liabilities) — (0.0)%		12,467

NET ASSETS — 100.0%		$25,608,863

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited)

June 30, 2013

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Cap Value Diversified Fund (formerly known as Sterling Capital Small Value Fund), Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short-Term Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds and exchange traded funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies (including exchange traded funds), each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Recent Accounting Standards — In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU No. 2013-08”) that creates a two-tiered approach to assess whether an entity is an investment company. ASU No. 2013-08 will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. ASU No. 2013-08 is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Securities Valuation — Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2013

closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. At June 30, 2013, there were no securities recorded at fair value.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2013, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2013 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Select Equity Fund	$220,698,995(a	)	$—		$—	$220,698,995
Sterling Capital Mid Value Fund	461,455,247(a	)	—		—	461,455,247
Sterling Capital Small Cap Value Diversified Fund	96,581,512(a	)	—		—	96,581,512
Sterling Capital Special Opportunities Fund	770,776,101(a	)	—		—	770,776,101
Sterling Capital Equity Income Fund	1,648,614,032(a	)	—		—	1,648,614,032
Sterling Capital Ultra Short Bond Fund	230,752(b	)	51,318,883(a	)	—	51,549,635
Sterling Capital Short-Term Bond Fund	2,046,095(b	)	69,328,273(a	)	—	71,374,368
Sterling Capital Intermediate U.S. Government Fund	2,681,674(b	)	68,245,470(a	)	—	70,927,144
Sterling Capital Total Return Bond Fund	11,761,214(b	)	532,030,681(a	)	—	543,791,895
Sterling Capital Corporate Fund	6,567,258(b	)	88,746,895(a	)	—	95,314,153
Sterling Capital Securitized Opportunities Fund	719,699(b	)	65,123,697(a	)	—	65,843,396
Sterling Capital Kentucky Intermediate Tax-Free Fund	2,958,369(b	)	21,118,223(a	)	—	24,076,592
Sterling Capital Maryland Intermediate Tax-Free Fund	4,092,659(b	)	45,740,132(a	)	—	49,832,791
Sterling Capital North Carolina Intermediate Tax-Free Fund	5,216,479(b	)	232,815,806(a	)	—	238,032,285
Sterling Capital South Carolina Intermediate Tax-Free Fund	6,550,442(b	)	73,872,861(a	)	—	80,423,303
Sterling Capital Virginia Intermediate Tax-Free Fund	4,663,302(b	)	133,968,650(a	)	—	138,631,952
Sterling Capital West Virginia Intermediate Tax-Free Fund	2,257,778(b	)	111,342,864(a	)	—	113,600,642
Sterling Capital Strategic Allocation Conservative Fund	19,169,206(a	)	—		—	19,169,206
Sterling Capital Strategic Allocation Balanced Fund	34,252,902(a	)	—		—	34,252,902
Sterling Capital Strategic Allocation Growth Fund	25,596,396(a	)	—		—	25,596,396
Liabilities:
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	$50,660		$—		$—	$50,660

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents investment companies and/or certain preferred stocks.
(c)	Other financial instruments are written options shown at value.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2013

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by it. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of June 30, 2013:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Broadcom Corp., $42.00, 11/16/13	1,000	$(22,000)
eBay, Inc., $60.00, 07/20/13	360	(2,160)
Yum! Brands, Inc., $72.50, 07/20/13	500	(26,500)

	1,860	$(50,660)

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Cap Value Diversified Fund, Sterling Capital Special Opportunities Fund, and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the advisor or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2013

default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended June 30, 2013 is set forth below:

	Shares Held at September 30, 2012	Shares Purchased	Shares Sold	Shares Held at June 30, 2013	Value at June 30, 2013
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Equity Income Fund, Institutional Class	32,730	213,398	32,931	213,197	$3,843,938
Sterling Capital Mid Value Fund, Institutional Class	50,109	—	50,109	—	—
Sterling Capital Select Equity Fund, Institutional Class	112,321	18,454	130,775	—	—
Sterling Capital Small Cap Value Diversified Fund, Institutional Class	14,866	179	15,045	—	—
Sterling Capital Special Opportunities Fund, Institutional Class	17,928	187,277	17,520	187,685	3,864,433
Sterling Capital Total Return Bond Fund, Institutional Class	958,838	153,548	63,933	1,048,453	11,071,664
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	477,966	20,566,389	21,044,355	—	—
Sterling Capital Ultra Short Bond Fund, Institutional Class	—	62,691	62,691	—	—

Total Affiliates	1,664,758	21,201,936	21,417,359	1,449,335	$18,780,035

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Equity Income Fund, Institutional Class	87,512	571,327	90,163	568,676	$10,253,233
Sterling Capital Mid Value Fund, Institutional Class	134,044	—	134,044	—	—
Sterling Capital Select Equity Fund, Institutional Class	300,570	48,975	349,545	—	—
Sterling Capital Small Cap Value Diversified Fund, Institutional Class	39,791	478	40,269	—	—
Sterling Capital Special Opportunities Fund, Institutional Class	47,953	498,522	45,836	500,639	10,308,148
Sterling Capital Total Return Bond Fund, Institutional Class	1,079,666	228,739	86,814	1,221,591	12,900,004
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	695,238	23,952,005	24,647,243	—	—
Sterling Capital Ultra Short Bond Fund, Institutional Class	—	55,154	55,154	—	—

Total Affiliates	2,384,774	25,355,200	25,449,068	2,290,906	$33,461,385

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2013

	Shares Held at September 30, 2012	Shares Purchased	Shares Sold	Shares Held at June 30, 2013	Value at June 30, 2013
Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Equity Income Fund, Institutional Class	77,829	508,079	52,910	532,998	$9,609,953
Sterling Capital Mid Value Fund, Institutional Class	119,207	—	119,207	—	—
Sterling Capital Select Equity Fund, Institutional Class	267,337	78,418	345,755	—	—
Sterling Capital Small Cap Value Diversified Fund, Institutional Class	35,401	426	35,827	—	—
Sterling Capital Special Opportunities Fund, Institutional Class	42,644	455,487	28,884	469,247	9,661,787
Sterling Capital Total Return Bond Fund, Institutional Class	412,720	192,571	50,932	554,359	5,854,029
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	524,724	17,199,969	17,724,693	—	—
Sterling Capital Ultra Short Bond Fund, Institutional Class	—	49,147	49,147	—	—

Total Affiliates	1,479,862	18,484,097	18,407,355	1,556,604	$25,125,769

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2012, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Select Equity Fund	$—	$—	$105,475,467	2017
Sterling Capital Select Equity Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	15,885,455	2017
Sterling Capital Mid Value Fund	—	—	3,723,793	2018
Sterling Capital Small Cap Value Diversified Fund	—	—	3,271,029	2016
Sterling Capital Small Cap Value Diversified Fund	—	—	2,655,981	2017
Sterling Capital Short-Term Bond Fund	—	—	2,094,190	2013
Sterling Capital Short-Term Bond Fund	—	—	1,246,269	2014
Sterling Capital Short-Term Bond Fund	—	—	3,940,976	2015
Sterling Capital Short-Term Bond Fund	—	—	160,380	2016
Sterling Capital Short-Term Bond Fund	—	—	359,956	2019
Sterling Capital Short-Term Bond Fund	268,870	—	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	8,245,320	2016
Sterling Capital Intermediate U.S. Government Fund	—	—	37,464	2019

Sterling Capital Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2013

	Amount With No Expiration*

	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Securitized Opportunities Fund	$32,647	$—	$—	—
Sterling Capital Strategic Allocation Conservative Fund	—	—	8,879,216	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	436,053	2017
Sterling Capital Strategic Allocation Balanced Fund	—	—	9,432,218	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	1,235,282	2017
Sterling Capital Strategic Allocation Growth Fund	—	—	8,914,876	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019
Sterling Capital Strategic Allocation Growth Fund	—	204,650	—	—
* Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2013:

	Qualified Late-Year Ordinary Losses	Qualified Late-Year Capital Losses
Sterling Capital Short-Term Bond Fund	$313,326	$119,515
Sterling Capital Securitized Opportunities Fund	—	147,617
Sterling Capital Strategic Allocation Conservative Fund	—	12,161
Sterling Capital Strategic Allocation Balanced Fund	—	321,891
Sterling Capital Strategic Allocation Growth Fund	—	482,653

At June 30, 2013, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Select Equity Fund	$174,380,686	$50,952,742	$(4,634,433)	$46,318,309
Sterling Capital Mid Value Fund	359,537,322	113,816,328	(11,898,403)	101,917,925
Sterling Capital Small Cap Value Diversified Fund	97,126,951	2,220,537	(2,765,976)	(545,439)
Sterling Capital Special Opportunities Fund	637,935,474	144,999,041	(12,158,414)	132,840,627
Sterling Capital Equity Income Fund	1,373,961,137	286,024,010	(11,371,115)	274,652,895
Sterling Capital Ultra Short Bond Fund	51,689,232	18,830	(158,427)	(139,597)
Sterling Capital Short-Term Bond Fund	71,952,892	300,614	(879,138)	(578,524)
Sterling Capital Intermediate U.S. Government Fund	69,838,596	1,919,894	(831,346)	1,088,548
Sterling Capital Total Return Bond Fund	546,624,261	7,833,613	(10,665,979)	(2,832,366)
Sterling Capital Corporate Fund	96,718,042	991,089	(2,394,978)	(1,403,889)
Sterling Capital Securitized Opportunities Fund	66,535,945	374,212	(1,066,761)	(692,549)
Sterling Capital Kentucky Intermediate Tax-Free Fund	23,196,879	1,030,146	(150,433)	879,713
Sterling Capital Maryland Intermediate Tax-Free Fund	49,426,930	1,015,318	(609,457)	405,861
Sterling Capital North Carolina Intermediate Tax-Free Fund	231,755,607	8,806,541	(2,529,863)	6,276,678
Sterling Capital South Carolina Intermediate Tax-Free Fund	79,513,805	1,893,935	(984,437)	909,498
Sterling Capital Virginia Intermediate Tax-Free Fund	135,409,729	4,898,987	(1,676,764)	3,222,223
Sterling Capital West Virginia Intermediate Tax-Free Fund	111,737,241	3,089,469	(1,226,068)	1,863,401
Sterling Capital Strategic Allocation Conservative Fund	18,410,526	837,825	(79,145)	758,680
Sterling Capital Strategic Allocation Balanced Fund	32,685,073	1,761,427	(193,598)	1,567,829
Sterling Capital Strategic Allocation Growth Fund	24,370,439	1,445,436	(219,479)	1,225,957

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	August 29, 2013

By (Signature and Title)	/s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer
(principal financial officer)

Date	August 29, 2013